As filed with the Securities and Exchange Commission on June 30, 1999

                     Securities Act of 1933 File No. 2-80886
                Investment Company Act of 1940 File No. 811-3626

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 45

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 40


                                CITIZENS FUNDS*+
               (Exact name of Registrant as specified in charter)

                230 Commerce Way, Suite 300, Portsmouth, NH 03801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (603) 436-5152

                                 Sophia Collier
                           230 Commerce Way, Suite 300
                              Portsmouth, NH 03801
                     (Name and Address of Agent for Service)

It is proposed that this filing become effective:
[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On _____ pursuant to paragraph (b)
[ ] 75 days after filing pursuant to paragraph (a)
[X] On August 29, 1999 pursuant to paragraph (a) of Rule 485

____________________________________________________________________________

*Formerly known as Citizens Investment Trust.

+This filing relates to its series Citizens Index Fund, Citizens Emerging Growth Fund, Citizens Global Equity Fund, Citizens Small Cap Index Fund (Administrative class only), Citizens Income Fund and Working Assets Money Market Fund.

PROSPECTUS

CITIZENS FUNDSTM
Citizens Index Fund
Citizens Emerging Growth Fund
Citizens Small Cap Index Fund
Citizens Global Equity Fund
Citizens Income Fund
Working Assets Money Market Fund

__________ __, 1999











The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Contents

OVERVIEW............................................................  __

THE FUNDS
   Investment Objectives of the Funds...............................  __
   Principal Investment Strategies..................................  __
   Principal Risks..................................................  __
   Performance......................................................  __
   Fees and Expenses................................................  __

ADDITIONAL FUND DETAILS
   Socially Responsible Investing...................................  __
   Defensive Positions..............................................  __
   Citizens Index Fund..............................................  __
   Citizens Emerging Growth Fund....................................  __
   Citizens Small Cap Index Fund....................................  __
   Citizens Global Equity Fund......................................  __
   Citizens Income Fund.............................................  __
   Working Assets Money Market Fund.................................  __

MANAGEMENT OF CITIZENS FUNDS
   The Role of Investment Adviser...................................  __
   Our Sub-Advisers.................................................  __
   Citizens Funds' Management Fees..................................  __
   12b-1 Fees and Classes...........................................  __

SHAREHOLDER INFORMATION
   Investment Minimums..............................................  __
   How We Value Our Shares..........................................  __
   How to Buy and Sell Shares.......................................  __
   Shareholder Services and Policies................................  __
   Costs for Services...............................................  __
   Mailing Address and Wiring Instructions..........................  __

DIVIDENDS, DISTRIBUTIONS AND TAXES..................................  __

THE YEAR 2000.......................................................  __

FINANCIAL HIGHLIGHTS................................................  __

OVERVIEW

               Citizens FundsTM

               Our goal at Citizens Funds is to achieve strong financial results while investing in companies that are managed in a socially responsible manner.

               Our Funds

               CITIZENS INDEX FUND invests primarily in the companies that make up the Citizens IndexTM and has the objective of long-term capital appreciation.

               CITIZENS EMERGING GROWTH FUND invests primarily in the common stock of medium-sized companies with the objective of aggressive growth.

               CITIZENS SMALL CAP INDEX FUND invests primarily in the companies that make up the Citizens Small Cap IndexTM and has the objective of capital appreciation.

               CITIZENS GLOBAL EQUITY FUND invests in U.S. and foreign stocks with the objective of capital appreciation.

               CITIZENS INCOME FUND invests primarily in fixed income securities with the objective of generating current income and paying a dividend each month.

               WORKING ASSETS MONEY MARKET FUND'S objective is current income consistent with safety and liquidity. The fund seeks to maintain a stable $1.00 Net Asset Value per share at all times, although there is no assurance it will be able to do so.

               Who May Want to Invest

               Our four equity funds (Citizens Index Fund, Citizens Emerging Growth Fund, Citizens Small Cap Index Fund and Citizens Global Equity Fund) are designed for long-term investors who can accept the greater risks associated with common stock investments. The Citizens Emerging Growth Fund and Citizens Small Cap Index Fund are also designed for investors who can accept the share price fluctuations associated with investing in medium and small-sized companies. The Citizens Global Equity Fund is designed for investors who want to invest a portion of their portfolio in the securities of non-U.S. companies and who are willing to accept the greater risks associated with non-U.S. investing.

               Citizens Income Fund is designed for investors seeking high current income and who can accept the greater share price fluctuations associated with higher income.

               Working Assets Money Market Fund is designed for investors who require stability of principal and are seeking current income.

THE FUNDS

INVESTMENT OBJECTIVES OF THE FUNDS

CITIZENS INDEX FUND - Long-term capital appreciation. To pursue this objective, the fund tries to match the performance of the Citizens Index and primarily invests in the companies that make up the Index.

CITIZENS EMERGING GROWTH FUND - Aggressive growth. To pursue this objective, the fund invests primarily in medium-sized companies considered to be in the developing stages of their life cycles.

CITIZENS SMALL CAP INDEX FUND - Capital appreciation. To pursue this objective, the fund tries to match the performance of the Citizens Small Cap Index and primarily invests in the companies that make up the Index.

CITIZENS GLOBAL EQUITY FUND - Capital appreciation. To pursue this objective, the fund invests in both U.S. and foreign companies.

CITIZENS INCOME FUND - Generating current income and paying a dividend each month.

WORKING ASSETS MONEY MARKET FUND - Current income consistent with safety and liquidity.

The investment objective of a fund cannot be changed without the approval of a majority of the outstanding shares of that fund.

PRINCIPAL INVESTMENT STRATEGIES

CITIZENS INDEX FUND
The Citizens Index Fund follows a passive approach to investing. What this means is that the fund does not actively purchase and sell stocks based on the expectation that share prices will go up or down. Instead, the fund tries to match the performance of the Citizens Index by purchasing and holding the stock of approximately 300, mostly large-sized, companies that make up the Index. The fund invests in these companies in proportion to their market capitalizations, which means that relatively larger companies have greater representation in the fund than smaller ones. The fund will buy and sell securities as the composition of the Index changes.

During normal market conditions, at least 65% of the fund's assets will be invested in companies whose market capitalizations, at the time the fund invests in them, are in the capitalization range of the S&P 500.

CITIZENS EMERGING GROWTH FUND
The Citizens Emerging Growth Fund looks for portfolio gains by investing in companies considered to be in the developing stages of their life cycle and that offer the potential for accelerated earnings, revenue growth and increased share prices.

During normal market conditions, at least 65% of the fund's assets will be invested in the common stock of medium-sized companies whose market capitalizations, at the time the fund invests in them, are in the capitalization range of the S&P MidCap 400 Index. The fund also may invest in smaller or larger companies and may invest in U.S. and foreign companies.

CITIZENS SMALL CAP INDEX FUND
The Citizens Small Cap Index Fund follows a passive approach to investing. The fund does not actively purchase and sell stocks based on the expectation that share prices will go up or down. Instead, the fund tries to match the performance of the Citizens Small Cap Index by purchasing and holding the stock of approximately 300, mostly small-sized, companies that make up the Index. The fund invests in these companies in proportion to their market capitalizations, which means that relatively larger companies have greater representation in the fund than smaller ones. The fund will buy and sell securities as the composition of the Index changes.

During normal market conditions, at least 65% of the fund's assets will be invested in companies whose market capitalizations, at the time the fund invests in them, are in the capitalization range of the S&P SmallCap 600 Index.

CITIZENS GLOBAL EQUITY FUND
Citizens Global Equity Fund invests primarily in the common stock of U.S. and foreign companies. During normal market conditions, more than 50% of the fund's assets will be invested in foreign markets, in a minimum of three countries. In selecting investments, the fund is guided by analyses of:

               o  the global economy and regional economies;

               o  countries and industries in which the fund may invest; and

               o  individual companies.

CITIZENS INCOME FUND
Citizens Income Fund invests primarily in bonds or mortgages that are due within 2 to 30 years, although it will occasionally hold short-term securities as well. The fund normally maintains an average maturity of between 5 and 15 years. At least 65% of the fund's assets are invested in investment grade securities. Up to 35% of the fund's assets may be invested in high yield, or "junk bond," securities. The fund may purchase the securities of U.S. and non-U.S. issuers.

WORKING ASSETS MONEY MARKET FUND
Working Assets Money Market Fund invests in short-term money market instruments (short-term debt issued by U.S. government agencies, corporations, or banks or other financial institutions) that the fund's portfolio managers believe present minimal risk. The fund maintains a weighted average maturity of 90 days or less. With respect to government securities, the fund only invests in those that are issued by agencies or other enterprises of the U.S. government and does not invest in general obligations of the U.S. government, such as Treasury bills, notes and bonds. The fund seeks to maintain a stable $1.00 Net Asset Value per share at all times, although there is no assurance it will be able to do so.

PRINCIPAL RISKS

An investment in any of our funds is subject to Year 2000 Risk, or the risk that Citizens Funds and its service providers could be harmed if their computer systems do not properly process information on and after January 1, 2000 (known as the Y2K problem). Failure to successfully address the Y2K problem could result in interruptions to and other material adverse effects on Citizens Funds' business and operations, including problems in calculating Net Asset Value and in implementing the Funds' purchase and redemption procedures. Failure to successfully address the Y2K problem also could adversely affect the business and operations of the companies in which Citizens Funds invests.

Other principal risks involved in investing in each fund are described below. As with all mutual funds, you could lose money by investing in any of the Citizens Funds.

EQUITY FUNDS
The principal risks of investing in our equity funds (CITIZENS INDEX FUND, CITIZENS EMERGING GROWTH FUND, CITIZENS SMALL CAP INDEX FUND and CITIZENS GLOBAL EQUITY FUND) include:

     o Market Risk. The stock market is sometimes volatile and may change dramatically and unpredictably in response to political, regulatory, market or economic developments. The securities of growth companies tend to be extra sensitive to these market movements because their share prices reflect expectations about the futures of these companies. Equity securities have historically gone up and down more than fixed income securities. The value of your investment in the equity funds will go up and down based on market conditions.

     o Industry Risk. Our equity funds are invested more heavily in some industries than in others, and may be over-weighted in certain industries in comparison to the market as a whole or to the S&P 500. Since the outlook for particular industries will differ due to unique regulatory or competitive environments, there is always the possibility that the value of a group of related stocks will go down because of developments in a specific industry. These fluctuations may cause the value of your investment to go down.

     o Company Risk. The value of an individual stock varies with the prospects of its issuer and can be more or less volatile than the market as a whole. The success or failure of companies in which the equity funds invest will cause the value of your investment to go up and down.

Other principal risks of investing in some, but not all, of our equity funds include the following:

     o Passive Investing Risk. Because they are passively managed, the CITIZENS INDEX FUND and CITIZENS SMALL CAP INDEX FUND generally will not sell stocks of companies even though they may be experiencing financial trouble or their share prices are declining. In addition, tracking error, cash positions, fees and expenses will prevent these funds from exactly duplicating or matching the performance of the underlying Index.

     o Small and Medium-Sized Company Risk. The small and medium-sized companies that the CITIZENS EMERGING GROWTH FUND and CITIZENS SMALL CAP INDEX FUND invest in may have speculative characteristics. Small companies in particular have unique risks. They may be dependent on individual managers or have a difficult time obtaining financing or market share. Their shares are also more volatile and thinly traded than the shares of larger companies. Medium-sized companies generally involve less risk than smaller companies but are still more volatile and more subject to market conditions than are larger companies.

     o Foreign Investing. The CITIZENS GLOBAL EQUITY FUND invests in foreign markets, which are generally less efficient and more volatile than those in the U.S. Foreign economies and governments may be less mature and stable than those in the U.S. and foreign securities may be more significantly impacted by political and economic events. Settlement and trading costs are generally higher, and foreign companies may be adversely affected by excessive (or inadequate) government regulation, excessive taxation, nationalization, expropriation or political, economic or social instability. There is also the risk of currency regulation and exchange controls or fluctuations in exchange rates between foreign currencies and the U.S. dollar, which could cause the value of the fund's investments in foreign markets to go down. The risks of investing in emerging market economies are even greater and can include high inflation, high sensitivity to commodity prices and economic dependence on a few industries or government-owned industries.

FIXED INCOME FUNDS
Investments in our fixed income funds (CITIZENS INCOME FUND and WORKING ASSETS MONEY MARKET FUND) are subject to movements in the markets for fixed income securities (such as bonds and commercial paper). The principal risks of investing in our fixed income funds also include:

     o Market Risk. The fixed income market, like the stock market, is sometimes volatile and may change dramatically and unpredictably in response to political, regulatory, market or economic developments. The value of your investment in the Citizens Income Fund will go up and down based on market conditions.

     o Interest Rate Risk. When interest rates rise, the prices of fixed income securities generally fall and the value of the Citizens Income Fund's shares generally declines. A rise in interest rates also may cause the Working Assets Money Market Fund's yield to go down. This interest rate risk will affect the price of a debt security more if the security has a longer maturity.

     o Credit Risk. Prices of debt securities also go up and down based on how creditworthy investors perceive issuers of these securities to be. The prices of debt securities with lower ratings tend to go up and down more than those of securities with higher ratings. It is possible that some issuers will not be able to make payments to a fund on debt securities that the fund holds, and as a result the fund may not receive the income it expected from these securities or repayment of capital on the due date. If an issuer of a debt security is viewed as unable to make timely payments on its securities, the value of these securities may go down.

Other principal risks of investing in one or the other of our fixed income funds include the following:

     o High Yield/Junk Bond Risk. The CITIZENS INCOME FUND may invest up to 35% of its assets in bonds or other debt instruments that are rated below investment grade and are considered speculative. These investments are known as "junk bond" or high yield securities. Debt securities offering higher yields, such as junk bonds, tend to have more risk, and the prices of these securities may go up and down more than securities with higher ratings. Lower-rated securities tend to react more to economic changes, industry trends, legislative and regulatory developments and changes in perceptions about their issuer's creditworthiness than securities with higher ratings. In the past, economic downturns or increases in interest rates have under certain circumstances caused lower-rated securities to default at higher than usual rates. Future problems with the economy and increases in interest rates could have a similar effect.

     o Liquidity Risk. The CITIZENS INCOME FUND may not be able to sell its lower-rated securities as quickly as those with higher ratings, especially if investor perceptions about the issuer fall. In this case, the fund's investment adviser or sub-adviser may play a role in determining a fair value for these securities. During certain economic downturns it may be more difficult for the fund to sell its lower-rated securities at their fair value to meet requests for redemptions by shareholders or to respond to changes in the market.

     o Mortgage-Backed Securities Risk. The CITIZENS INCOME FUND may invest in mortgage-backed securities. The value of these investments may be adversely affected by prepayment of mortgages or extension of the maturity of such mortgages. When interest rates go down, mortgage-backed securities experience higher rates of prepayment and the fund may experience an unpredicted loss of interest income. The fund will then have to reinvest the money at lower interest rates.

        Therefore, mortgage-backed securities may not be an effective means of locking in a particular interest rate. When interest rates go up, mortgage-backed securities experience lower rates of prepayment which lengthens the expected maturity of a mortgage-backed security. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates go up.

     o Money Market Instruments. Money market securities generally involve less risk -- but a lower return -- than lower quality or longer term fixed income securities. An investment in the WORKING ASSETS MONEY MARKET FUND is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Working Assets Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE

The bar charts and tables below provide some indication of the risks of investing in a fund by showing changes in a fund's performance from year to year and by showing how a fund's average annual returns for certain periods compare with those of a widely recognized index of market performance. Because the Institutional Class shares of all but the Citizens Index Fund and the Working Assets Money Market Fund and the Administrative Class shares of each fund are newly-issued, average annual total returns for these classes are not shown below. How a fund performed in the past is not necessarily an indication of how the fund will perform in the future.

CITIZENS INDEX FUND

Year-by-Year Total Returns, Standard shares, as of December 31 each year

1996           23.07%
1997           34.96%
1998           42.75%

The Citizens Index Fund, Standard shares, year-to-date return as of June 30, 1999 was [___%]. The highest return for a quarter covered in the bar chart above was 27.49% for the quarter ended 12/31/98. The fund's lowest return was -7.89% for the quarter ended 9/30/98.

Average Annual Total Returns (through December 31, 1998)

                                        1 Year          Since
                                        Return        Inception
     -------------------------------- -------------- ------------
                                                       (3/5/95)
     -------------------------------- -------------- ------------
     Citizens Index Fund -
     Standard shares                     42.75%         32.51%
     -------------------------------- -------------- ------------
     S&P 500*                            28.75%         30.91%
     -------------------------------- -------------- ------------
                                                      (1/25/96)
     -------------------------------- -------------- ------------
     Citizens Index Fund -
     Institutional Class shares          43.79%        35.53%
     -------------------------------- -------------- ------------
     S&P 500*                            28.75%        28.96%
     -------------------------------- -------------- ------------

     --------------------
     * The S&P 500 is a widely recognized, unmanaged index of common stock prices of 500 of the largest companies in the U.S. stock market.

CITIZENS EMERGING GROWTH FUND

Year-by-Year Total Returns (as of December 31 each year)

1995           40.73%
1996           13.91%
1997           17.69%
1998           42.71%

The Citizens Emerging Growth Fund's year-to-date return as of June 30, 1999 was [____%]. The highest return for a quarter covered in the bar chart above was 35.96% for the quarter ended 12/31/98. The fund's lowest return was -12.08% for the quarter ended 9/30/98.

Average Annual Total Returns (through December 31, 1998)

     -------------------------------- -------------- ----------
                                                       Since
                                        1 Year       Inception
                                        Return        (2/8/94)
     -------------------------------- -------------- ----------
     Citizens Emerging Growth
     Fund                               42.71%        24.15%
     -------------------------------- -------------- ----------
     S&P MidCap 400*                    18.83%          **
     -------------------------------- -------------- ----------

     --------------------
     * The S&P MidCap 400 is an unmanaged index of common stocks of mid-size companies in the U.S. market.
     ** Information regarding performance of the S&P MidCap 400 Index is not available for this period.

CITIZENS SMALL CAP INDEX FUND

Citizens Small Cap Index Fund commenced operations after December 31, 1998 and does not have annual returns for a full calendar year. For this reason, a bar chart and table showing performance information and information on best and worst calendar quarter performance is not provided in this prospectus.

CITIZENS GLOBAL EQUITY FUND

Year-by-Year Total Returns (as of December 31 each year)

1995           13.74%
1996           13.16%
1997           19.91%
1998           32.26%

The Citizens Global Equity Fund's year-to-date return as of June 30, 1999 was [____%]. The highest return for a quarter covered in the bar chart above was 23.47% for the quarter ended 12/31/98. The fund's lowest return was -10.32% for the quarter ended 9/30/98.

Average Annual Total Returns (through December 31, 1998)

                                                           Since
                                           1 Year        Inception
                                           Return        (2/8/94)
     ----------------------------------- ------------ ----------------
     Citizens Global Equity Fund           32.26%          15.05%
     ----------------------------------- ------------ ----------------
     FT World Index*                       23.04%          14.55%
     ----------------------------------- ------------ ----------------

     --------------------
     *  The FT World Index is an unmanaged index of __________.

CITIZENS INCOME FUND

Year-by-Year Total Returns (as of December 31 each year)

1993            9.96%
1994           -3.08%
1995           17.38%
1996            4.85%
1997           10.48%
1998            5.81%

The Citizens Income Fund's year-to-date return as of June 30, 1999 was [____%]. The highest return for a quarter covered in the bar chart above was 5.08% for the quarter ended 3/31/95. The fund's lowest return was -2.24% for the quarter ended 3/31/94.

Average Annual Total Returns (through December 31, 1998)

     ------------------------------------- --------- ------------ -------------
                                                                       Since
                                             1 Year      5 Year      Inception
                                              Return     Return      (6/10/92)
     ------------------------------------- --------- ------------ -------------
     Citizens Income Fund                     5.81%       6.87%        7.40%

     ------------------------------------- --------- ------------ -------------
     Lehman Intermediate
     Government/Corporate Index*              8.44%       7.30%          **
     ------------------------------------- --------- ------------ -------------

     * The Lehman Intermediate Government/Corporate Index is an unmanaged index of government and corporate bond issues with $1 million or more outstanding and maturities from one to ten years..
     ** Information regarding performance of the Lehman Government/Corporate
        Intermediate Index is not available for this period.

WORKING ASSETS MONEY MARKET FUND

Year-by-Year Total Returns (as of December 31 each year)

1989           _____%
1990           _____%
1991           _____%
1992           _____%

1993           _____%
1994           _____%
1995           _____%
1996           _____%
1997           _____%
1998           _____%

The Working Assets Money Market Fund's year-to-date return as of June 30, 1999 was [____%]. The highest return for a quarter during the last ten calendar years was [_____%] for the quarter ended [__________]. The fund's lowest return was [____%] for the quarter ended [__________].

Average Annual Total Returns (through December 31, 1998)

     ------------------------------------- --------- ------------ ------------ -----------
                                            1 Year     5 Year       10 Year      Since
                                            Return     Return       Return      Inception

     ------------------------------------- --------- ------------ ------------ -----------
     Working Assets Money Market Fund -
     Standard shares                        _____%     _____%       _____%       _____%

     ------------------------------------- --------- ------------ ------------ -----------
     [Name of Index]*                       _____%     _____%       _____%       _____%

     ------------------------------------- --------- ------------ ------------ -----------
                                                                                (__/__/__)
     ------------------------------------- --------- ------------ ------------ -----------
     Working Assets Money Market Fund -
     Institutional Class shares             _____%     _____%         N/A        _____%

     ------------------------------------- --------- ------------ ------------ -----------
     [Name of Index]*                       _____%     _____%         N/A        _____%
     ------------------------------------- --------- ------------ ------------ -----------

     ---------------
     *  [Discussion of Index]

The 7-day yield for the Working Assets Money Market Fund, Standard shares, was 3.94% and for Institutional Class shares was 4.41% for the period ended December 31, 1998. The current 7-day yield can be obtained by calling Citizens Funds, toll free, at 1-800-223-7010.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of Citizens Funds. Annual fund operating expenses are paid out of the assets of the funds. The funds do not have a sales charge (load).

                                                       Citizens                            Working
                                         Citizens      Small          Citizens             Assets
                           Citizens      Emerging      Cap            Global     Citizens  Money
                           Index         Growth        Index          Equity     Income    Market
                           Fund          Fund          Fund           Fund       Fund      Fund
ALL SHARES AND CLASSES
SHAREHOLDER FEES
  (fees paid directly
  from your investment)*   None          None          None           None       None      None
Maximum Sales Charge
  (Load) Imposed on
  Purchases                None          None          None           None       None      None
Maximum Deferred Sales
  Charge (Load)            None          None          None           None       None      None
Maximum Sales Charge
  (Load) Imposed on
  Reinvested Dividends     None          None          None           None       None      None
Redemption Fee             None          None          None           None       None      None
Exchange Fee               None          None          None           None       None      None
Maximum Account Fee
  (Charged only if account
  falls below a minimum
  balance)**               $3.00/        $3.00/        $3.00/         $3.00/     $3.00/   $3.00/
                           month         month         month          month      month    month


---------------------------
*    See "Costs for Services," on page __.
** A fee of $3.00/month currently is charged on accounts that fall below a minimum balance of $2,500 ($1,000 for Individual Retirement Accounts
     (IRAs), Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and Automatic Investment Plan accounts).

                                                                                    Working
                                           Citizens      Citizens                   Assets
                            Citizens       Emerging      Global       Citizens      Money
                            Index          Growth        Equity       Income        Market
                            Fund           Fund          Fund         Fund          Fund
STANDARD SHARES
Annual Fund
  Operating Expenses
  (expenses that are
  deducted from fund assets)
Management Fees               .50%          1.00%         1.00%        .65%          .35%
Distribution
  (12b-1) Fees                .25%           .25%          .25%        .25%          .20%
Other Expenses                .84%           .71%          .95%        .84%          .68%
Total Annual Fund
  Operating Expenses         1.59%          1.96%         2.20%       1.74%         1.23%
Fee Waiver and Expense
  Reimbursement+              .10%           N/A%          .15%        .29%          .02%
Net Expenses                 1.49%          1.96%         2.05%       1.45%         1.21%


--------------------
+ The investment adviser to the fund has contractually agreed to waive certain fees and reimburse certain expenses for the fiscal year commencing July 1, 1999 and ending June 30, 2000.


                                                          Citizens
                                            Citizens      Small         Citizens
                             Citizens       Emerging      Cap           Global         Citizens
                             Index          Growth        Index         Equity         Income
                             Fund           Fund          Fund          Fund           Fund
ADMINISTRATIVE
CLASS SHARES
Annual Fund
  Operating Expenses
  (expenses that are
  deducted from fund assets)
Management Fees                .50%        1.00%          .50%          1.00%          .65%
Distribution
  (12b-1) Fees                 .25%        .25%           .25%          .25%           .25%
Other Expenses                 .__%        .__%           .__%          .__%           .__%
Total Annual Fund
  Operating Expenses           .__%        .__%           .__%          .__%           .__%
Fee Waiver and Expense


  Reimbursement+                 N/A       .__%           .__%          .__%           .__%
Net Expenses                   .__%        .__%           .__%          .__%           .__%


--------------------
+ The investment adviser to the fund has contractually agreed to waive certain fees and reimburse certain expenses for the fiscal year commencing July 1, 1999 and ending June 30, 2000.

                                                                                       Working
                                            Citizens      Citizens                     Assets
                             Citizens       Emerging      Global       Citizens        Money
                             Index          Growth        Equity       Income          Market
                             Fund           Fund          Fund         Fund            Fund
INSTITUTIONAL
CLASS SHARES
Annual Fund
  Operating Expenses
  (expenses that are
  deducted from fund assets)
Management Fees               .50%          1.00%          1.00%         .65%           .35%
Distribution
  (12b-1) Fees                 None         None           None          None            None
Other Expenses                .__%          .__%           .__%          .__%           .__%
Total Annual Fund
  Operating Expenses          .__%          .__%           .__%          .__%           .__%
Fee Waiver and Expense
  Reimbursement+              .__%          .__%           .__%           N/A           .__%
Net Expenses                  .__%          .__%           .__%          .__%           .__%


--------------------
+ The investment adviser to the fund has contractually agreed to waive certain fees and reimburse certain expenses for the fiscal year commencing July 1, 1999 and ending June 30, 2000.

EXAMPLE: This Example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the funds' operating expenses remain the same and all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year    3 Years    5 Years   10 Years
     Citizens Index Fund
        Standard shares                 $__       $__        $__       $__
        Administrative Class shares     $__       $__        $__       $__

        Institutional Class shares      $__       $__        $__       $__
     Citizens Emerging Growth Fund
        Standard shares                 $__       $__        $__       $__
        Administrative Class shares     $__       $__        $__       $__
        Institutional Class shares      $__       $__        $__       $__
     Citizens Small Cap Index Fund
        Administrative Class shares     $__       $__        N/A       N/A
     Citizens Global Equity Fund
        Standard shares                 $__       $__        $__       $__
        Administrative Class shares     $__       $__        $__       $__
        Institutional Class shares      $__       $__        $__       $__
     Citizens Income Fund
        Standard shares                 $__       $__        $__       $__
        Administrative Class shares     $__       $__        $__       $__
        Institutional Class shares      $__       $__        $__       $__
     Working Assets Money Market Fund
        Standard shares                 $__       $__        $__       $__
        Institutional Class shares      $__       $__        $__       $__

ADDITIONAL FUND DETAILS

More information about the funds' investment strategies and risks appears below and in the funds' Statement of Additional Information. Of course a fund may not, and is not required to, invest in all of the investments or engage in all of the investment techniques listed in this prospectus or in the Statement of Additional Information.

SOCIALLY RESPONSIBLE INVESTING

Our goal at Citizens Funds is to achieve strong financial results while investing in companies that are managed in a socially responsible manner. The funds will invest only in companies that Citizens Funds deems to be socially and environmentally responsible.

To find these investments, we SEEK companies that have positive environmental, community and workplace records. At the same time, we AVOID companies whose primary business is the manufacture or distribution of alcohol, tobacco, nuclear power, oil or conventional or nuclear weaponry. We also avoid companies on the AFL-CIO's national boycott list and companies that lack diversity (i.e., representation by women or people of color) on their corporate boards or in upper management. Finally, we avoid companies that use animals to test personal-care products or otherwise treat animals in an inhumane manner.

Some of the social and environmental screens we use to assess a company's environmental record, community involvement and workplace practices include the following:

Environment
We try to avoid investing in companies with consistent or significant violations of environmental laws and regulations, companies with below average environmental records for their industry and companies whose products or processes are particularly damaging to the environment. We seek companies, on the other hand, that are committed to recycling, waste reduction, energy efficiency and other sustainable business practices.

Workplace
We try to avoid investing in companies that discriminate on the basis of gender, race, religion, disability or sexual orientation, that engage in unfair labor practices or that lack diversity on their board of directors or in upper management. Instead, we seek companies that have positive records with respect to employee health, safety, compensation and other benefits, and that proactively work to eliminate sweatshop conditions among their overseas subsidiaries, vendors and contract suppliers.

Community
We try to avoid investing in companies with less than satisfactory records under the Community Reinvestment Act, or companies that have displayed insensitivity to community priorities and concerns. Rather, we seek companies with positive records of local involvement, charitable giving and support for community development initiatives.

Companies that pass our social and environmental screens are placed on the Citizens Funds "Approved List" and are eligible for investment; those that fail to pass our screens are placed on a "Rejected List" and are not eligible for investment.

DEFENSIVE POSITIONS

In an attempt to protect themselves from adverse market or economic conditions, all of our funds may on occasion take temporary defensive positions in cash, money market instruments or other fixed income securities. These positions may prevent a particular fund from achieving its investment objective or otherwise adversely affect fund performance.

CITIZENS INDEX FUND

There will be at least an 80% match between the holdings of the fund and the composition of the Citizens Index, and the fund seeks to achieve a 95% correlation, before expenses, with the performance of the Index. A 100% correlation would mean that the fund and the Index are perfectly correlated.

Although the fund seeks at all times to duplicate the performance of the Citizens Index by investing in the companies that make up the Index, fees and expenses associated with operating the fund will prevent exact correlation and will generally result in the fund slightly underperforming the Index.

The Citizens Index is a market-weighted index of approximately 300, mostly large-sized, companies, roughly 200 of which are included in the S&P 500. The others are companies selected in order to provide appropriate industry and sector diversity, which we believe is essential to a sound indexing strategy. All of these companies have passed our rigorous social and environmental screens, and we believe these companies best represent their industries.

Companies will be deleted from the Citizens Index and sold by the fund if they fail our annual social responsibility review. If a company is removed, we will replace it with another company or companies, usually from the same industry, that meet all our social criteria. In addition, from time to time we may make other changes in the Index and in the fund to include, for example, companies that are exceptional based on our social criteria, or to reflect changes in the composition of the S&P 500. The "Financial Highlights" section of this prospectus shows the fund's portfolio turnover rate.

In addition, under normal circumstances the fund will usually hold a small amount of cash or money market instruments (usually no more than 5% of assets) resulting from shareholder purchase and redemption activity and to be used for operating expenses. Holding this cash, together with the costs of operations, will prevent us from ever perfectly tracking the theoretical performance of the Citizens Index. Payment of our operating expenses will reduce returns. Our small allocation to cash may improve returns when the market is heading down and hurt them when the market is moving up.

CITIZENS EMERGING GROWTH FUND

Citizens Emerging Growth Fund looks for portfolio gains by investing in companies considered to be in the developing stages of their life cycle and that offer the potential for accelerated earnings, revenue growth and share price appreciation. Since many of the companies the fund invests in are relatively new, we don't expect much, if any, dividend income.

The fund is very actively managed with a significant turnover rate. The fund usually sells its investments in companies if their valuations are higher than the fund's managers find attractive, if their earnings are disappointing or if their growth slows. This active and frequent trading may create tax consequences for shareholders in the form of capital gains and losses. Capital gains, when distributed, are taxable to shareholders. The trading costs associated with active management may also lower fund performance. The "Financial Highlights" section of this prospectus shows the fund's portfolio turnover rate.

CITIZENS SMALL CAP INDEX FUND

There will be at least an 80% match between the holdings of the fund and the composition of the Citizens Small Cap Index, and the fund seeks to achieve a 95% correlation, before expenses, with the performance of the Index. A 100% correlation would mean that the fund and the Index are perfectly correlated. Although the fund seeks at all times to duplicate the performance of the Citizens Small Cap Index by investing in the companies that make up the Index, fees and expenses associated with operating the fund will prevent exact correlation and will generally result in the fund slightly underperforming the Index. Since many of the companies the fund invests in are relatively new, we do not expect much, if any, dividend income. The fund's turnover rate is not expected to exceed 20% annually.

The Citizens Small Cap Index is a market-weighted index of approximately 300 companies, most of which are also included in the S&P SmallCap 600 Index. The others are companies selected in order to provide appropriate industry and sector diversity, which we believe is essential to a sound indexing strategy. The range of market capitalizations in the S&P SmallCap 600 Index as of __________ __, 1999 was $___ million to $___ billion, and as of that date at least 65% of the total market capitalization of the companies that comprise the Citizens Small Cap Index was within this range. All of these companies have passed our rigorous social and environmental screens, and we believe these companies best represent their industries.

CITIZENS GLOBAL EQUITY FUND

The Citizens Global Equity Fund invests primarily in common stocks of both U.S. and foreign companies. We seek companies with growing sustainable earnings; innovative products, services and business strategies; revised corporate strategies; or those which are benefiting from political or economic conditions. Under normal market conditions, the fund will allocate more than half of its assets to foreign markets, in most circumstances in a minimum of three countries. From time to time, the fund may buy securities other than common stocks, such as convertible or preferred stocks and short-term debt securities.

To moderate the risks of foreign investing, the fund restricts its investments in emerging market countries (such as Russia, Malaysia or Pakistan) to no more than 25% of its assets. In addition, to moderate the risk of currency fluctuations, the fund will sometimes use currency "hedging." We do this by entering into arrangements to buy or sell a particular currency, security or securities index for a stated value against the U.S. dollar at a given time. While there are costs and risks involved in hedging, we still think hedging can be a valuable tool.

The fund is actively managed. This active trading may create tax consequences for shareholders in the form of increased capital gains and losses. Capital gains, when distributed, are taxable to shareholders. The trading costs associated with active management may also lower fund performance. The "Financial Highlights" section of this prospectus shows the fund's portfolio turnover rate.

CITIZENS INCOME FUND

Citizens Income Fund invests in fixed income or debt securities issued by agencies and enterprises of the U.S. government or by private companies. By issuing these debt securities these agencies and enterprises of the U.S. government and these companies raise money in exchange for interest payments or dividends. The fund also may invest in preferred stock. The Citizens Income Fund invests primarily in bonds or mortgages that are due within 2 to 30 years, although at times it will hold short-term securities as well. The fund's average maturity usually is between 5 and 15 years. By committing money for this longer period, we generally can earn higher interest than in a money market fund, but we are taking more risk.

At least 65% of the Citizens Income Fund's assets are invested in securities rated "investment grade" (Baa or above by Moody's or BBB or above by Standard & Poor's, or their equivalent as determined by the fund's investment adviser or sub-adviser). Up to 35% may be invested in bonds or other debt instruments rated below investment grade, known as "junk bonds." Although junk bonds are considered to be speculative and add risk, we believe by limiting the overall fund exposure to a maximum level of 35%, the higher yield usually available from these securities can benefit the fund and more than compensate for the greater risk.

Occasionally we buy securities that are not rated. In these cases, the security must be of comparable quality, in the judgment of the fund's investment adviser or sub-adviser, to the rated, investment grade securities we buy for the fund. If they are not, they are treated as junk bonds and are subject to the 35% limitation on investing in junk bonds.

The fund may invest in mortgage-backed securities, or securities that represent interests in a pool of mortgage loans. These investments entitle the fund to a share of the principal and interest payments made on the underlying mortgages. The fund also may invest in interest-only and principal-only securities. Interest-only securities are the interest-only component of stripped mortgage-backed securities and principal-only securities are the principal-only component of stripped mortgage-backed securities.

Citizens Income Fund may invest in warrants, or instruments that entitle the holder to buy the underlying equity securities at a specific price for a specific period of time. The fund may also agree to purchase debt securities at a fixed price before they have been issued. The fund takes a risk that the market value of these "when-issued" securities will go down before they are delivered to the fund.

The fund is actively managed. This active trading may create tax consequences for shareholders in the form of increased capital gains and losses. Capital gains, when distributed, are taxable to shareholders. The trading costs associated with active management may also lower fund performance. The "Financial Highlights" section of this prospectus shows the fund's portfolio turnover rate.

WORKING ASSETS MONEY MARKET FUND

Working Assets Money Market Fund invests only in U.S. dollar denominated, short-term money market instruments (short-term debt issued by branches of the government, corporations, or banks or other financial institutions) that we believe present minimal risk. The fund maintains a dollar-weighted average maturity of 90 days or less for the fund as a whole. Checking services are available.

U.S. Government Securities
When we invest in government securities, we buy only those that are issued by agencies or other enterprises of the U.S. government. We do not invest in general obligations of the U.S. government, such as Treasury bills, notes and bonds.

Commercial Paper
We will also buy "First Tier," commercial paper, which is high quality, short-term debt issued by well-established corporations.

Banks sometimes issue other types of debt that the fund may invest in and that may offer the fund a yield advantage. These investments include certificates of deposit, time deposits and bankers' acceptances of U.S. banks or thrift institutions.

MANAGEMENT OF CITIZENS FUNDS

THE ROLE OF INVESTMENT ADVISER

In order to manage Citizens Funds on a day-to-day basis, we have signed a Management Agreement with Citizens Advisers, Inc., with offices at 230 Commerce Way, Suite 300, Portsmouth, NH, 03801. Citizens Advisers has managed Citizens Funds' assets since the Funds' inception in 1982. Citizens Securities, Inc., a subsidiary of Citizens Advisers, serves as Citizens Funds' distributor. Citizens Funds, Citizens Advisers and Citizens Securities are not affiliated with any bank.

In its role as investment adviser to Citizens Funds, Citizens Advisers determines which companies meet each fund's social criteria and will be carried on Citizens Funds "Approved List" of investments. Citizens Advisers also selects which securities will be bought and sold for the Working Assets Money Market Fund, Citizens Index Fund and Citizens Small Cap Index Fund.

Citizens Advisers performs a wide variety of administrative duties for Citizens Funds under a separate administrative and shareholder services contract which provides for reimbursement of out-of-pocket expenses as well as fees for services rendered. Citizens Advisers sometimes will perform services under this administrative contract directly, or may contract to have specialized services provided by third parties, such as investment advisers for pension funds or other institutions which maintain omnibus accounts with Citizens Funds.

WORKING ASSETS MONEY MARKET FUND. Laura Provost is lead manager of the team that manages the Working Assets Money Market Fund. Prior to joining Citizens Advisers as Manager of its Investment Management Department in 1997, Ms. Provost was a member of the fund management team for the Patriot Group of John Hancock Mutual Funds, a family of five closed-end mutual funds comprising $1 billion in assets. Ms. Provost served in various capacities at John Hancock, including Junior Portfolio Officer (1993-95), Senior Portfolio Officer (1995-96) and Portfolio Manager (1996-97).

CITIZENS INDEX FUND and CITIZENS SMALL CAP INDEX FUND. Sophia Collier is the lead manager of the team that manages the Citizens Index Fund and the Citizens Small Cap Index Fund. Ms. Collier was the president of Citizens Funds and its investment adviser, Citizens Advisers, from 1991 until September, 1998. Currently she is the principal owner and chair of the board of directors of Citizens Advisers. Ms. Collier is assisted by Ms. Provost and Citizens Advisers' investment management staff in the day-to-day management of these funds.

OUR SUB-ADVISERS

To assist with portfolio management for the other funds, Citizens Advisers has retained, at its own expense, two sub-advisers.

CITIZENS INCOME FUND and CITIZENS EMERGING GROWTH FUND - Seneca Capital Management LLC. Our sub-adviser for the Citizens Income Fund and the Citizens Emerging Growth Fund, Seneca Capital Management LLC, is a registered investment adviser. It is the successor to our prior sub-adviser, GMG/Seneca Capital Management, which was established in 1990. Phoenix, Duff and Phelps purchased 74.9% of Seneca Capital Management LLC in 1997. Seneca Capital Management LLC manages more than $6 billion from its offices at 909 Montgomery Street, San Francisco, CA.

Gail Seneca is the lead manager of the team that manages the Citizens Income Fund. Ms. Seneca is the founder, Chief Investment Officer and Managing Partner of Seneca Capital Management. Rick Little is the lead manager of the team that manages the Citizens Emerging Growth Fund. Mr. Little has worked in the investment field for 25 years. He has been with Seneca Capital Management or its predecessor since 1990 and was previously a senior vice president at NatWest Securities.

CITIZENS GLOBAL EQUITY FUND - Clemente Capital, Inc. Our sub-adviser for the Citizens Global Equity Fund, Clemente Capital, Inc., is a registered investment adviser organized in 1979. It is owned by Lilia Clemente, with 61.15%, Wilmington Trust of Wilmington, DE, with 24%, and Diaz-Verson Capital Investments, Inc., of Columbus, GA, with 14.85%. Clemente Capital also manages the First Philippine and Clemente Global Growth Funds, two closed-end funds traded on the New York Stock Exchange. Its headquarters are at Carnegie Hall Tower, 152 West 57th Street, New York, NY.

Ms. Clemente is the Chair, Chief Executive Officer and Global Strategist at Clemente Capital, which she has led for over two decades.

Sevgi Ipek is the lead manager responsible for day-to-day management of the Citizens Global Equity Fund. Ms. Ipek is also responsible for Continental and Eastern European asset allocation, investment strategy and stock selection for all portfolios under management at Clemente Capital. Prior to joining Clemente Capital, Ms. Ipek worked as an analyst and international economist for The WEFA Group, Inc.

CITIZENS FUNDS' MANAGEMENT FEES

For the services the Adviser and Sub-advisers provided to Citizens Funds during the fiscal year ended June 30, 1999, the Adviser received the following fees (based on the average annual net assets of the respective funds):

                                   Advisory    Administrative
                                   Fee         Fee               Aggregate Fees

Citizens Index Fund
   Standard shares                     0.50%        0.20%              0.70%*
   Administrative Class shares**       0.50%        0.20%              0.70%
   Institutional Class shares**        0.50%        0.20%              0.70%

Citizens Emerging Growth Fund
   Standard shares                     1.00%        0.10%              1.10%
   Administrative Class shares**       1.00%        0.10%              1.10%
   Institutional Class shares**        1.00%        0.10%              1.10%

Citizens Small Cap Index Fund
   Administrative Class shares**       0.50%        0.10%              0.60%

Citizens Global Equity Fund
   Standard shares                     1.00%        0.10%              1.10%
   Administrative Class shares**       1.00%        0.10%              1.10%
   Institutional Class shares**        1.00%        0.10%              1.10%

Citizens Income Fund
   Standard shares                     0.65%        0.10%              0.75%
   Administrative Class shares**       0.65%        0.10%              0.75%
   Institutional Class shares**        0.65%        0.10%              0.75%

Working Assets Money Market Fund
   Standard shares***                  0.35%        0.15%              0.50%
   Institutional Class shares***       0.35%          N/A              0.35%

-------------------

* For the year ended June 30, 1999, Citizens Index Fund, Standard shares, paid a shareholder servicing fee of 0.31% of average daily net assets.
** Because the class of shares has not been in existence for a full fiscal year, the fees reflected are the contractual fees provided for under the Management Agreement and administrative and shareholder services contract with the Adviser.
*** As of July 1, 1999 the administrative fee for the Standard shares and Institutional Class shares of the Working Assets Money Market Fund is 0.10%.

The Adviser also is reimbursed for the cost of providing shareholder services to each fund, and, in the case of the Citizens Index Fund, Standard shares, is paid a fee of 0.40% of average annual net assets.

12B-1 FEES AND CLASSES

Citizens Funds offers Standard shares, Administrative Class shares and Institutional Class shares. (Working Assets Money Market Fund does not offer Administrative Class shares.) The minimum initial investments and distribution fees for these classes differ as discussed below. Each of the classes is no-load.

Citizens Funds has a 12b-1 Plan which allows us to pay Citizens Securities and other distributors of the funds' shares distribution fees for the sale and distribution of its shares. These fees reimburse these parties for sales-related expenses including the printing of prospectuses and reports sent to non-shareholders, as well as other sales material, advertising, communications and salaries for salespeople and other personnel. We also will pay commissions to outside brokers or service organizations for similar services. Because these costs are paid out of each fund's net assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

With respect to the Standard shares and Administrative Class shares of each fund, 0.25% of the respective fund's net assets is payable under Citizens Funds' 12b-1 Plan and the related Distribution Agreement with Citizens Securities (0.20% for the Working Assets Money Market Fund). No distribution fees are payable with respect to the Institutional Class shares of the funds.

SHAREHOLDER INFORMATION

All funds are no load. The Standard shares and Administrative Class shares of each fund, other than the Working Assets Money Market Fund, are subject to 12b-1 fees.

INVESTMENT MINIMUMS

The minimum initial investment in the Standard shares of each fund is $2,500 ($1,000 for IRA, UGMA/UTMA and Automatic Investment Plan accounts). The minimum subsequent investment for all accounts, including Automatic Investment Plan accounts, is $50. If your account falls below the minimum for the fund, you will be assessed a monthly fee of $3 until you bring your balance above the minimum. (This fee will also be applied to inactive Automatic Investment Plan accounts.) If you do not bring your balance up to the minimum, we may close your account by sending you a check for your balance. Before closing your account, we will give you 30 days notice and an opportunity to bring the account up to the applicable minimum.

The minimum initial investment in Administrative Class and Institutional Class shares is $1 million ($250,000 for registered investment advisers and retirement plans, at the discretion of Citizens Funds). There is no minimum subsequent investment. With respect to accounts that fall below $1 million (or $250,000 for registered investment advisers and retirement plans, at the discretion of Citizens Funds), Citizens Funds reserves the right to transfer these accounts from the Administrative Class or Institutional Class and convert them to Standard shares. Before converting an account to Standard shares, we will give you 30 days notice and an opportunity to bring the account up to the required minimum balance.

There is an annual fee of $10 for each Individual Retirement Account (IRA), with a maximum IRA account fee of $20 per shareholder. This fee is waived for total IRA balances of $25,000 and higher and total account balances of $50,000 and higher. There is also an IRA closure fee of $15.

In addition to different minimum investments, Standard shares, Institutional Class shares and Administrative Class shares of the same fund also may differ in amounts paid under the administrative and shareholder services contract with Citizens Advisers and under Citizens Funds' 12b-1 Plan.

HOW WE VALUE OUR SHARES

The price of shares in any of our funds is called the Net Asset Value. To calculate Net Asset Value, we add up the total assets of the particular fund, subtract all liabilities, then divide by the number of shares outstanding. Since expenses differ among the classes of shares of the funds, the Net Asset Values for Standard, Institutional Class and Administrative Class shares vary and are computed separately.

Equity securities are valued at the closing sales price on the primary exchange on which those securities are traded or on the principal over-the-counter market on which such securities are traded, or, lacking any sales, at the last available bid price for domestic securities and halfway between the bid and the asked price for international securities. If no market quotation is available for a given security (including restricted securities which are subject to limitations on their sale), our Adviser will fairly value that security in good faith pursuant to the policies established by Citizens Funds' board of trustees.

Fixed income investments are generally valued at the bid price for securities. Debt securities maturing within 60 days normally are valued at amortized cost. Amortized cost is approximately equal to market value, and is described in the Statement of Additional Information.

Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer-supplied evaluations and evaluation based on analysis of market data or other factors if such valuations are believed to reflect more accurately the fair value of such securities.

The value of our shares is determined at the close of business of the New York Stock Exchange on each day on which it is open for trading.

HOW TO BUY AND SELL SHARES

HOW TO BUY SHARES
It's easy to buy shares in any of our funds. Just fill out an application and send in your payment by check, wire transfer, exchange from another Citizens mutual fund or through arrangements with your investment adviser or broker-dealer. All checks must be made payable to "Citizens Funds." Citizens Funds is unable to process third-party checks. Foreign checks drawn in U.S. dollars are accepted but shares purchased with foreign checks may be held in escrow for at least 20 days.

Shares in Working Assets Money Market Fund cost $1.00 per share. For all other funds, your cost will be the Net Asset Value next determined after your payment is received by the fund's transfer agent. You can purchase both full and fractional shares, which will be rounded to the nearest 1/1000th of a share. If your check is returned for any reason, you will be assessed a fee of $20.

Citizens Funds has authorized certain brokers, and such brokers have also been authorized to designate intermediaries, to accept on its behalf purchase and redemption orders. A fund will be deemed to have received such orders when the broker or broker designee accepts the order, which shall be priced at the Net Asset Value next computed after the broker or designee accepts the order. Purchases and sales of fund shares through broker dealers may involve higher fees.

Automatic Investment Plan
To enroll in our Automatic Investment Plan, simply check off that box on the account application and provide us with your bank information, as well as the amount and frequency of your investment into your chosen fund. We will do the rest.

Payroll Deduction
Setting up direct payroll deposit is very easy. Call us for the necessary information and steps to follow. If you or your payroll administrator have any questions, please call our Shareholder Service Center at 1-800-223-7010.

Funds will be deposited into your Citizens Funds account using the Electronic Funds Transfer System. We will provide the account number. Your payroll department will let you know the date of the pay period when your investment begins.

HOW TO SELL SHARES
Telephone Redemption
We have a Telephone Exchange and Redemption option on your account application. Under this option, you can call and tell us how much (up to $25,000) you want to sell (redeem). (Certain redemptions under $25,000 also may require a Medallion Signature Guarantee, at the discretion of Citizens Funds.) Depending upon your instructions, we will deposit the amount of your redemption into another Citizens Funds account, mail you a check or electronically transfer your redemption to your pre-designated account. Normally, we will send you your redemption on the next business day after we receive your request. One-day wired funds cost $10, or we offer free two-day service via the Automated Clearing House (ACH). You will earn dividends up to and including the date when we receive your redemption request.

If you do select the Telephone Exchange and Redemption option, you should be aware it may increase the risk of error or of an unauthorized party gaining access to your account. For added security you may provide us with a Personal Identification Number (PIN) which must be verified before processing all telephone transactions, including balance verification. To keep these problems to a minimum, we record all telephone calls. But please remember, none of Citizens Funds, our Adviser or our Transfer Agent will be responsible if we properly act on telephone instructions we reasonably believe to be genuine.

During periods of unusual market activity, severe weather or other abnormal circumstances, it may be difficult for you to reach a representative of Citizens Funds by telephone. Under such circumstances, please consider sending written instructions.

Requests for Redemption
If you do not use the Telephone Exchange and Redemption option, you can redeem your shares by sending us a written request at any time, although the process will take longer. Requests for redemption of shares worth more than $25,000 must be accompanied by an original Medallion Signature Guarantee, which is a signature guarantee provided by an eligible guarantor (see list on page___). We may require further documentation from corporations, fiduciaries, retirement plans and/or institutional investors.

Certain requests for redemption under $25,000 also may require a Medallion Signature Guarantee, at the discretion of Citizens Funds. To avoid delays, have all written requests for redemption Medallion Signature Guaranteed.

We reserve the right to wait up to seven business days before paying the proceeds of any redemption on any investments made by check and five business days for purchases made by ACH transfer. If you pay by check, you will not receive your redemption proceeds until after your check clears. Therefore, if you need your redemption proceeds within seven business days of your purchase, please invest by wire.

Redeem Your Shares through Broker-Dealers
You may also redeem your shares through participating broker-dealers (who may charge a fee for this service). Certain broker-dealers may have arrangements with Citizens Funds that permit them to order redemption of shares by telephone or other electronic communication. Purchases and sales of fund shares through broker-dealers may involve higher fees.

Redemption in Kind
The funds will normally redeem shares for cash, but may pay the redemption price partly with portfolio securities. If portfolio securities are distributed instead of cash, shareholders may incur brokerage commissions or other costs in converting the securities to cash.

SHAREHOLDER SERVICES AND POLICIES

We try to demonstrate our commitment to your investment success by offering a full family of socially responsible mutual funds and providing you with a complete range of convenient services including the following retirement services:

     o Traditional and Roth IRAs
     o SEP and SIMPLE IRAs
     o 401(k), 403(b) and 457 plans
     o Rollover and transfer services

Please call our Shareholder Service Center for more information at 1-800-223-7010.

EXCHANGE PRIVILEGE
Since peoples' investment needs change over time, we provide for easy exchanges among our funds at no charge. You may make an exchange at any time and to any fund. Just call us or write us with your request. The investment minimums and monthly below minimum balance fee remain applicable to exchange purchases into other funds.

EXCESSIVE EXCHANGES AND MARKET TIMING
Because excessive trading can lower a fund's performance and harm shareholders, we reserve the right to suspend or terminate the exchange privilege of any investor who makes excessive use of the privilege (e.g., more than five exchanges within a one-year period). Your exchanges may also be restricted or refused if we perceive a pattern of simultaneous orders affecting significant portions of a fund's assets. In particular, a pattern of exchanges or other transactions evidencing a so-called "market timer" investment strategy, because they may be particularly disruptive to a fund, may result in a termination of exchange privileges or closure of your account. Before terminating exchange privileges or closing an account, we ordinarily will give you 30 days notice and an opportunity to respond and discuss the matter with one of our Shareholder Service representatives. You may still redeem your shares in the event that your exchange privileges are suspended or terminated.

We also reserve the right to close your account for any lawful reason, including, but not limited to, reasonable suspicion of fraud or other illegal activity in connection with the account.

SYSTEMATIC WITHDRAWAL PLAN
You can send us a written request to automatically redeem a portion of your shares and make a regular monthly, quarterly or annual payment on your behalf.

MAKING A CHANGE IN YOUR ACCOUNT
After your account is set up, you may want to make a change in one of the options or in the account title. We are pleased to assist, but to protect both you and Citizens Funds from fraud, we may require an original Medallion Signature Guarantee, which is a signature guarantee from an eligible guarantor (see list below) from all registered owners of the accounts.

TAX-SHELTERED RETIREMENT PLANS
Our distributor, Citizens Securities, has arranged for shareholders to have access to qualified IRAs, Roth IRAs, SIMPLE IRAs and 403(b) plans (for employees of non-profit organizations). Our funds are suitable for 401(k) plans and other types of retirement plans as well. Call us for a brochure and application.

WRITE A CHECK
When you open an account in the Working Assets Money Market Fund, we will send you a book of 20 checks. Although these checks are payable through a banking agent of Citizens Funds, your account is not FDIC insured, and your shares are subject to fluctuations in value. You may write a check for any amount. There is a $0.50 fee per check written. There will be a $20.00 charge for any checks returned for any reason.

ESCROW
Redemption proceeds of shares purchased by check or ACH transfer are unavailable for a period of time. See "How to Sell Shares - Requests for Redemption," above.

THE EOFUND(R) ACCOUNT
Working Assets Money Market Fund offers a transaction account, the Eofund Account, which is available through Citizens Funds' distributor, Citizens Securities. The Eofund Account offers enhanced transactional features, including free check writing and a MasterCard(R) debit card. It is available for an annual fee of $35.00 and is not subject to the minimum balance fee. The MasterCard(R) debit card may be used to redeem shares for cash at ATM machines, or to make purchases at any retail location which accepts the debit card.

TRANSACTIONS THAT REQUIRE MEDALLION SIGNATURE GUARANTEES

     o All requests for redemption over $25,000 (and certain requests under $25,000)
     o Changing your account title in any way
     o Authorizing a telephone transaction for the first time
     o Changing your predesignated wire or ACH instructions
     o Establishing or modifying a systematic withdrawal plan
     o Exchanges between accounts which do not have identical titles

ELIGIBLE GUARANTORS

     o Commercial Bank
     o Trust Company
     o Savings Associations
     o Credit Unions
     o Members of domestic stock exchange

Note:  Notaries public are not eligible guarantors.

COSTS FOR SERVICES

        Below $2,500/ $1,000 minimum balance fee                  $3.00/mo.
        Annual IRA fee (per account)                                 $10.00
        Maximum Annual IRA fee (for all accounts)                    $20.00
        IRA Closure Fee                                              $15.00
        Returned checks                                              $20.00
        Returned Electronic Purchase/Payment - ACH                   $15.00
        Outgoing wire transfer                                       $10.00
        International wire transfer                                  $20.00
        Per check fee (waived with the Eofund Account)                $0.50
        Stop payments                                                $10.00
        Box of 200 checks for the Eofund Account                     $15.95
                                                            (first 20 free)
        ATM withdrawal/cash advance                       $0.65 each/$2.50
        Annual fee for the Eofund Account                            $35.00
        Debit Card replacement for the Eofund Account                $10.00
        Copies of statements, checks and tax forms               $2.00/each
                                                                  (free if
                                                        ordered through our
                                                      audio response system)

MAILING ADDRESS AND WIRING INSTRUCTIONS

REGULAR U.S. MAIL:

Please use the business reply envelope provided with this prospectus, or mail to:

Citizens Funds
c/o PFPC Inc.
PO Box 8962
Wilmington, DE
19899-8962

WIRING INSTRUCTIONS:
Citizens Funds
c/o PNC Bank, N.A.
Philadelphia, PA
ABA#: 031000053
For Further Credit
A/C# 86-1030-3646
Shareholder name/account number

OVERNIGHT DELIVERY PACKAGES (i.e., Federal Express, UPS, Airborne Express):
Send to:
Citizens Funds
c/o PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, DE 19809

Please send only overnight delivery packages to the above address. Regular U.S. Mail will not be accepted at this address and may be returned to you.


Please make all checks payable to "Citizens Funds." We are unable to accept third-party checks.

TRANSFER AGENT AND DIVIDEND PAYING AGENT:
PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, DE 19809


DIVIDENDS, DISTRIBUTIONS AND TAXES

Unless you give us other instructions when you fill out your account application (or by telephone or in writing thereafter), we will automatically reinvest your dividends and distributions at the Net Asset Value, calculated on the date the dividends or distributions are payable.

We also can pay your dividends and distributions to you by check or electronic transfer through the Automated Clearing House to your bank account. Information regarding dividends and other distributions will be included on your statement. Dividends and distributions of capital gains, if any, are declared and paid on the following schedule:

                                    DIVIDEND        CAPITAL GAINS DISTRIBUTIONS

                               Declared   Paid        Long-term      Short-term

Citizens Index Fund            Annually   Annually     Annually        Annually
Citizens Emerging
  Growth Fund                  Annually   Annually     Annually        Annually
Citizens Small Cap Index Fund  Annually   Annually     Annually        Annually
Citizens Global Equity Fund    Annually   Annually     Annually        Annually
Citizens Income Fund            Monthly    Monthly     Annually        Annually
Working Assets
  Money Market Fund               Daily    Monthly         None            None

TAX MATTERS
The dividends you receive, whether paid in cash or reinvested in shares, generally will be subject to federal income tax (and any applicable state or local taxes) unless you are otherwise exempt from such taxes. Some dividends received from non-money market funds may qualify for the dividends received deduction for corporate shareholders. Dividends designated as capital gains dividends are taxable as long-term capital gains. All other dividends are generally taxable as ordinary income. We will send you a complete statement each January as to the federal tax status of dividends and distributions paid by each fund with respect to the previous calendar year.

Distributions of non-money market funds will reduce the fund's Net Asset Value per share. If you purchase shares just before a fund makes a distribution, therefore, you will pay the full purchase price for the shares and then receive a portion of the purchase price back as a taxable distribution.

When you redeem, sell or exchange shares of a Citizens fund, it is generally considered a taxable event. Depending on the purchase price and the sale price for the shares redeemed, sold or exchanged, you may have gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The funds may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions and proceeds it pays you if you fail to provide this information or otherwise violate IRS regulations.

Please consult your own tax adviser for further information regarding the federal, state and local tax consequences of an investment in Citizens Funds.

THE YEAR 2000

At Citizens Funds, we take Y2K preparedness very seriously and have endeavored to focus the entire company on Y2K awareness and readiness. Our Y2K efforts to date have included forming a Y2K committee and attendance at conferences and seminars related to Y2K preparedness; preparation of a written Y2K Plan; adoption of Y2K budgets for 1999 and 2000; preparation of a written contingency plan; communications and coordination with our transfer agent, custodian, sub-advisers, vendors and other third parties with whom our systems interface; and reporting to our Board of Trustees on Y2K preparedness.

Our Y2K Plan includes inventory and assessment of all internal and external systems, both mission-critical and non mission-critical; training; internal testing; point-to-point testing; correction and replacement of systems; vendor and third party assessment and monitoring; contingency planning and implementation. Included within this Y2K Plan is an assessment and monitoring of the Y2K preparedness of all companies whose securities are recommended for inclusion in our mutual fund portfolios. Vendor and third party assessment and monitoring includes written requests for information and statements, periodic reporting and regularly scheduled teleconferences.

As of this date, we believe all of Citizens Funds' business critical computer hardware is fully Year 2000 compliant as certified by the National Software Testing Laboratories (NSTL) YMARK2000 program (www.nstl.com). Moreover, we designed our internal software with Year 2000 in mind. Our remaining software is compliant to the extent of each software manufacturer's compliance.

With respect to all systems with external connections, the following calendar and deadlines have been established: Assessment of all mission-critical systems was completed by December 31, 1998 and all testing was completed by June 30, 1999. With respect to non mission-critical systems, assessment was completed by March 31, 1999 and all testing is expected to be completed by September 30, 1999.

Although many companies have made significant progress and are confident that their systems will be ready, no fund company (including Citizens Funds) can guarantee that its operations will be free of all problems. This is partly because of the interconnected nature of the financial industry and its computer systems. Even if a fund company's internal systems are ready, a breakdown of any systems belonging to its business partners can potentially disrupt operations. For example, if there is a problem in the systems of one of the major stock exchanges, mutual fund shareholders may be temporarily unable to obtain the price of their fund. If the phone company has a problem with its phone lines, shareholders may not be able to conduct transactions by phone or through the Internet. As a result of this uncertainty, Citizens Funds has prepared a Y2K contingency plan to respond to, and hopefully minimize the impact of, failures in essential services, just as we would in the case of a power failure or weather-related problems. Our Y2K contingency plan, which covers mission-critical systems and communications, was recently completed and will undergo ongoing review for applicability prior to year end.

As a security measure, we recommend keeping all printed statements from all your financial institutions (including Citizens Funds) from now into the 21st century. This will enable you to compare records after January 1, 2000 to verify an accurate record of your information.









[CITIZENS FUNDS LOGO]

Printed on recycled paper with soy-based ink.

(C)1999 Citizens Advisers

Working Assets is a registered trademark of Working Assets Funding Service. Used under license.

Citizens Funds(TM), Citizens Index(TM) and Citizens Small Cap Index(TM) are trademarks of Citizens Advisers. Eofund(R) is a registered trademark of Citizens Advisers.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each fund's financial performance for the past 5 years or, if shorter, the period of the fund's operations. Certain financial information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the funds' financial statements, are included in the annual report, which is available upon request.

[Financial highlights to be added by amendment.]

Citizens Funds' Statement of Additional Information, which is available free upon request, contains more detailed information about the funds and their management and operations. The Statement of Additional Information is incorporated by reference into this prospectus and is legally part of it.

Additional information about the funds' investments is available in Citizens Funds' Annual and Semi-Annual Reports to Shareholders. In Citizens Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Citizens Funds' Semi-Annual Report updates information in the Annual Report for the subsequent six months.

To make inquiries about the funds or get a copy of the Statement of Additional Information or Annual or Semi-Annual Reports, call 1-800-223-7010 or visit Citizens Funds' web site at www.citizensfunds.com.

Information about Citizens Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room you may call the Commission at 1-800-SEC-0330. Reports and other information about Citizens Funds are available on the Commission's Internet site at www.sec.gov and copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.











SEC File No. 811-3626

                                 CITIZENS FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION
                               _________ __, 1999

     This Statement is not a prospectus and should be read in conjunction with the Citizens Funds' Prospectus dated _________ __, 1999. A copy of the current Prospectus can be obtained by calling (800) 223-7010, or by writing Citizens Funds, 230 Commerce Way, Suite 300, Portsmouth, New Hampshire 03801. This Statement of Additional Information and the Prospectus may be amended or supplemented from time to time.

                                 CITIZENS FUNDS

                              Citizens Index Fund
                         Citizens Emerging Growth Fund
                         Citizens Small Cap Index Fund
                          Citizens Global Equity Fund
                              Citizen Income Fund
                        Working Assets Money Market Fund


     TABLE OF CONTENTS                                                     PAGE

     Citizens Funds.......................................................
     Investment Strategies, Risks and Fundamental Policies ...............
     Trustees, Officers and Beneficial Owners.............................
     Investment Advisory and Other Services...............................
     Brokerage Allocation and Soft Dollars................................
     Ownership of Shares and Shareholder Rights...........................
     How We Value Fund Shares.............................................
     Tax Matters..........................................................
     How We Calculate Performance.........................................
     Financial Statements.................................................

CITIZENS FUNDS

     Citizens Funds (the "Trust"), a Massachusetts business trust organized on November 19, 1982, is an open-end investment company registered under the Investment Company Act of 1940 as a diversified management company. Citizens Funds presently consists of six separate series, each with its own investment objective, assets and liabilities: Working Assets Money Market Fund (inception date 8/30/83), Citizens Income Fund (inception date 6/10/92), Citizens Emerging Growth Fund (inception date 2/8/94), Citizens Global Equity Fund (inception date 2/8/94), Citizens Index Fund (inception date 3/3/95) and Citizens Small Cap Index Fund (inception date 7/1/99). On May 28, 1992 the Trust, which had operated as a money market fund since 1983, changed its name from Working Assets Money Fund to Working Assets Common Holdings. On October 5, 1995 the Trust changed its name from Working Assets Common Holdings to Citizens Investment Trust, and on July 14, 1998 it changed its name to Citizens Funds. Each of the series of Citizens Funds is referred to herein as a "fund," or, collectively, the "funds."

     This Statement of Additional Information relates to all six funds and to Standard, Administrative and Institutional Class shares.

INVESTMENT STRATEGIES, RISKS AND FUNDAMENTAL POLICIES

INVESTMENT STRATEGIES AND RISKS

     In addition to the principal investment strategies and risks described in the Prospectus, Citizens Funds will from time to time employ other investment strategies which are described below.

     The funds may, but need not, invest in any or all of the investments and use any or all of the investment techniques described below and in the Prospectus. The choice of investments and use of investment techniques depend on, among other things, a particular fund's investment strategies, conditions and trends in the economy and financial markets and investments being available on terms that are acceptable to the fund.

Money Market Instruments
     During periods of unusual market conditions, or for liquidity purposes or pending the investment of the proceeds of the sale of a fund's shares, a fund may invest all or a portion of its assets in money market instruments, including, but not limited to:

             o obligations of the U.S. Government or its agencies;
             o certificates of deposit of banks; and
             o commercial paper or other corporate notes of investment grade quality.

Repurchase Agreements
     Our funds may also enter into repurchase agreements with primary dealers or banks which are members of the Federal Reserve, secured by instruments issued or guaranteed by agencies or instrumentalities of the U.S. Government, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the particular fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the fund, together with the repurchase price on repurchase. In either case, the income to a fund is unrelated to the interest rate on securities collateralizing the repurchase.

     The Trust requires all vendors of repurchase agreements to set aside collateral in the Trust's name in the form of government securities equal to 102% of the value of any repurchase agreement. However, it is important to note that while repurchase agreements may be a useful tool in managing a fund, they do have greater risk than directly investing in securities. If a bank or stockbroker becomes bankrupt, or otherwise defaults after selling a fund a repurchase agreement, the fund may suffer some delay and expense in liquidating the securities, decline in the value of the securities and loss of principal or interest.

Derivative Securities

      Derivative securities such as futures, options and warrants are financial instruments whose values depend on or derive from underlying investments, indexes or currencies. Derivatives involve special risks and may result in losses.

      OPTIONS. Each fund, other than Working Assets Money Market Fund, may from time to time buy and write (sell) options on securities, securities indexes, and foreign currencies that are traded on recognized securities exchanges and over-the-counter markets. The value of options is determined by the performance of the underlying financial benchmarks or indexes to which they are tied. A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until or on a certain date (the expiration date). A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until or on the expiration date. The premium that a fund receives for buying or writing a call or put option is deemed to constitute the market value of an option. Aggregate premiums paid for put and call options will not exceed 5% of a fund's total assets at the time of each purchase. The premium that a fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. These instruments are often referred to as "derivatives" which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, changes in securities prices or other factors affecting the value of their investments, or as part of their overall investment strategies. Each fund will maintain segregated accounts consisting of liquid assets (or, as permitted by applicable regulations, enter into certain offsetting positions to cover its obligations under derivatives transactions).

      WARRANTS. Each fund, other than Working Assets Money Market Fund, may invest in warrants. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. Such warrants are typically held on a fund's books at zero value when market quotations are unavailable, as the value of these warrants can only be realized upon their exercise.

      STRUCTURED SECURITIES. Our non-money market funds may also purchase "structured securities," such as interest-only strips or similar vehicles where one or more of the rights within the underlying securities has been traded through the financial markets for a different right or series of rights. In the most extreme cases, some classes of stripped mortgage-backed securities may receive only interest payments (called IOs because they receive interest only) and other classes of stripped mortgage-backed securities may receive only principal payments (called POs because they receive principal only).

      RISKS. The use of derivative securities depends on the fund manager's or a sub-adviser's ability to predict correctly the direction of interest rates, securities prices or other factors. Risks include:

     o the risk that interest rates, securities prices or other factors do not move in the directions being hedged against, in which case the fund will have incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefits;
     o an imperfect correlation between the price of derivatives and the movements of the securities prices, interest rates or currency exchange rates being hedged;
     o the possible absence of a liquid secondary market for any particular derivative at any time;
     o the potential loss if the counterparty to the transaction does not perform as promised; and
     o the possible need to defer closing out certain positions to avoid adverse tax consequences.

     Options may present additional risks because the fund managers may determine that exercise of the option will not benefit the fund, and therefore the amount invested to acquire the option will be lost. Also, the fund may be required to purchase at a loss a security on which it has sold a put option.

      Warrants tend to be more volatile than the underlying securities on which they are based and cease to have value if they are not exercised prior to their expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of the underlying securities.

      Structured Securities, or Strips may be affected by changes in interest rates. The value of an interest-only strip generally will go down as interest rates go up. A rapid rate of principal payments (including prepayments) may cause an interest-only strip to mature before a fund receives the money it initially invested in the security. This may happen if interest rates go down. A fund's ability to collect interest payments also will end if an interest-only strip defaults. Conversely, a fund's investment in principal-only strips may be adversely affected by a lower than expected rate of principal payments (including prepayments) on the underlying pool of mortgage loans. A lower rate of principal payments (including prepayments) effectively extends the maturity of a principal-only strip, making it worth less money in today's dollars. Securities with longer maturities are more susceptible to changes in interest rates. Changes in interest rates affect the value of principal-only strips more than traditional mortgage-backed securities or other debt obligations that pay interest at regular intervals.

Foreign Securities
      Each fund may invest in foreign securities which meet the Trust's social and financial criteria. Investing in foreign securities generally presents a greater degree of risk than investing in domestic securities due to possible exchange rate fluctuations or controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation. As a result of its investments in foreign securities, a fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances - such as where a fund believes that the applicable exchange rate is unfavorable at the time the currencies are received or anticipates, for any other reason, that the exchange rate will improve - the fund may hold such currencies for an indefinite period of time. A fund may also hold foreign currency in anticipation of purchasing foreign securities. While the holding of currencies would permit the fund to take advantage of favorable movements in the applicable exchange rate, such strategy also would expose the fund to risk of loss if exchange rates move in a direction adverse to the fund's position. Such losses could reduce any profits or increase any losses sustained by the fund from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

When-Issued Securities
      Each fund, other than Working Assets Money Market Fund, may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, in many cases, a fund will take delivery of securities it has purchased on a "when-issued" basis. When a fund commits to purchase a security on a when-issued or forward delivery basis it will set up procedures consistent with current policies of the Securities and Exchange Commission (the "SEC") concerning such purchases. Since those policies currently recommend that an amount of a fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Trust intends that a fund will always have cash, short-term money market instruments or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, although the Trust does not intend to make such purchases for speculative purposes and intends to adhere to current regulatory policies with respect to such purchases, purchases of securities on such bases may involve more risk than other types of purchases. For example, a fund may have to sell assets which have been set aside to cover its commitments in order to meet redemptions. Also, if the funds' adviser, Citizens Advisers, Inc. ("Citizens Advisers" or the "Adviser"), were to determine that it is necessary to sell the when-issued or forward delivery securities before delivery to a fund, the fund may incur a loss because of market fluctuations since the time the commitment to purchase the securities was made. When the time comes to pay for when-issued or forward delivery securities, a fund will meet its obligations from the then-available cash flow on the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or forward delivery securities themselves (which may have a value greater or less than the fund's payment obligation).

Private Placements and Illiquid Investments
      Each fund may invest up to 10% of its net assets in securities for which there is no readily available market. A fund will not buy these illiquid securities unless the assets in the fund exceed $10 million at the time of purchase. Illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to determine a market value for illiquid securities. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a fund to sell them promptly at an acceptable price.

Rule 144A Securities
      Each fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. However, a fund will not invest more than 10% of its net assets (taken at market value) in illiquid investments, which include securities for which there is no readily available market, securities subject to contractual restrictions on resale and restricted securities, unless, in the case of restricted securities, the Board of Trustees of the Trust determines, based on the trading markets for the specific restricted security, that it is liquid. The Trustees have adopted guidelines and, subject to oversight by the Trustees, have delegated to the Adviser and to any applicable sub-adviser the daily function of determining and monitoring liquidity of restricted securities. See "Fundamental Policies" below.

Hedging Risk
      The Citizens Global Equity Fund may (but is not required to) enter into hedging transactions, or arrangements to buy or sell a particular currency, security or securities index for a stated value against the U.S. dollar at a given time. Hedging may not achieve its objective of reducing the effects of currency fluctuations on the fund, and may create losses or reduce the fund's potential gains.

Euro Conversion Risk
      The Citizens Global Equity Fund may invest in securities of European issuers. Certain European countries that are a part of the European Economic Union have agreed to participate in the conversion to a single European currency, the euro. This conversion is to be completed by July 1, 2002 and its effects on investments in the securities of European issuers and foreign currencies is currently unclear. The fund may be adversely affected if the conversion to the euro is not successfully completed or if the computer or other data processing systems used in European financial markets or by the fund are not able to process transactions involving the euro.

FUNDAMENTAl POLICIES

      The following are fundamental investment policies followed by each of the funds (unless otherwise noted below) which supplement those listed in the prospectus. Any policy identified as a fundamental investment policy of a fund may be amended with respect to the fund only with approval of the holders of a majority of the outstanding shares of that fund (a "Majority Shareholder Vote"), which as used herein means the vote of the lesser of (a) 67% or more of the outstanding voting securities of the fund present at a meeting at which the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the fund. The term "voting securities" has the same meaning as in the Investment Company Act of 1940, as amended (the "1940 Act").

      1. Subject to the provisions of our Declaration of Trust, which provides that we may issue several classes of shares in any one fund, the funds may not issue senior securities. They may not issue securities that have priority over others in dividends, redemption rights, or have other privileges.

      2. The funds must limit their involvement in "illiquid instruments," that is, repurchase agreements that have a term of more than seven days, and securities that have restrictions on resale or lack readily available market quotations, to 10% of the total value of a fund's net assets and we will buy no such securities for a fund unless the assets in that fund exceed $10 million at the time of purchase. Private Placements which may be traded pursuant to Rule 144A under the Securities Act of 1933 will not be subject to these limitations, if our Board of Trustees finds that a liquid trading market exists for these securities. Our Trustees will review on an ongoing basis any determination by the Adviser to treat a restricted security as a liquid security, including the Adviser's assessment of current trading activity and the availability of reliable price information. In determining whether a privately placed security is properly considered a liquid security, the Adviser and our Trustees will take into account the following factors: (i) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); (ii) dealer undertakings to make a market in the security; and (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund may be increased if qualified institutional buyers become uninterested in purchasing these securities or the market for these securities contracts. Acquisitions of such liquid restricted securities will be made from a list approved by our Trustees.

      3. The funds may borrow only under special circumstances. We do not normally borrow money, but for temporary purposes a fund may borrow from banks up to 10% of the fund's total assets. If we borrow, we can pledge our assets up to the amount borrowed. A fund cannot borrow to purchase securities or to increase its income, but can borrow to pay for shares being redeemed so that we do not have to sell securities we do not want to sell. A fund will not purchase any securities while the fund has borrowings above 5% of assets outstanding. The interest paid on our borrowings would reduce our net income.

      4. The funds may not underwrite securities, which means they may not sell securities for others.

      5. The funds may not buy the securities of any company if the particular fund would then own more than 10% of the total value of all of the company's outstanding voting securities, or if the Trust as a whole would then own more than 10% of the total value of all of the company's outstanding voting securities. A fund may not concentrate its investments by buying the securities of companies in any one industry if more than 25% of the value of total assets would then be invested in that industry; however, obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and obligations of domestic branches of domestic banks, are not included in this limit.

      6. As a general policy, the funds will not invest in real estate assets or interests therein. This policy does not preclude a fund from investing in debt instruments secured by real estate or holding interests in real estate investment trusts or other real estate companies.

      7. The funds may not invest in limited partnerships, including those which own commodities, oil, gas and mineral leases or real estate. This restriction is not interpreted to prevent a fund from investing in fixed income securities or other debt instruments issued by limited partnerships provided that it does not become a general or limited partner.

      8. The funds may not make loans other than pursuant to repurchase agreements. When we buy money market instruments or loan participation interests, we are investing, not making a loan.

      9. The funds may not invest for the purpose of exercising control or management of other companies.

      10. The funds may not buy or continue to hold securities if our Trustees or officers or the Directors or officers of the Adviser own more than certain limits of these securities. If all of these people who own more than 1/2 of 1% of the shares of a company together own more than 5% of the company's shares, we cannot buy, or continue to own, that company's shares.

      11. The funds may not participate with others on a joint, or a joint and several, basis in any trading account in any securities.

      12. The funds may not, in managing 75% of its assets, invest more than 5% in any one company; however, obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities are not included in this limit.

      13. There is a limit on a fund's ability to loan fund securities. If a fund loans securities, then it must maintain collateral at 100% of the value of the securities and any collateral must be marketable on an exchange.

      14. The following is a fundamental policy for the Citizens Index Fund, Citizens Global Equity Fund, Citizens Income Fund and the Working Assets Money Market Fund but does not apply to the Citizens Emerging Growth Fund or the Citizens Small Cap Index Fund: a fund may place only 5% of its total assets in companies which have been in operation, including operations of predecessors, for less than three years.

      15. The Working Assets Money Market Fund may not buy any securities other than money market securities. Thus, the fund cannot buy any commodities or commodity futures contracts, any mineral programs or leases, any shares of other investment companies or any warrants, puts, calls or combinations of these. The fund also may not buy real estate, or real estate loans, but may buy money market securities even though the issuer invests in real estate or interests in real estate.

If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in values or assets will not constitute a violation of that restriction.

TEMPORARY DEFENSIVE POSITIONS

      Each fund may invest in cash, cash equivalents, money market instruments and repurchase agreements as temporary defensive positions during volatile or other adverse or unusual market, economic, political or economic conditions. Such temporary defensive positions would be inconsistent with a fund's principal investment strategies and may adversely impact fund performance.

PORTFOLIO TURNOVER

      With regard to the Working Assets Money Market Fund, we generally purchase investments and hold them until they mature. Historically, securities of U.S. Government agencies or instrumentalities have involved minimal risk when they have been held by investors to maturity. However, we may from time to time sell securities and purchase others to attempt to take advantage of short-term market variations. We may also sell securities prior to maturity to meet redemptions or as a result of a revised evaluation of the issuer by the Adviser or a sub-adviser.

      For the Citizens Income Fund we purchase fixed income securities and for the Citizens Index Fund, Citizens Emerging Growth Fund, Citizens Global Equity Fund and the Citizens Small Cap Index Fund, we may purchase both equity and fixed income securities and hold them until such time as we believe it is advisable to sell them in order to realize a gain or loss whereupon we reinvest these assets in other securities.

      Portfolio turnover rates will vary, depending on the type of fund and its particular investment objective. For example, the Citizens Index Fund seeks to have a turnover rate of less than 20% per year, whereas the Citizens Emerging Growth Fund's turnover rate may be in excess of 200%. Higher portfolio turnover rates increase transaction costs and may increase taxable gains. For the fiscal years ended June 30, 1997, 1998 and 1999, the funds had the following portfolio turnover rates: Citizens Income Fund -- 64.56%, 80.14% and ____%; Citizens Emerging Growth Fund -- 228.66%, 245.30% and ____%; Citizens Global Equity Fund -- 69.34%, 72.33% and ____%; Citizens Index Fund -- 18.64%, 13.64% and ____%,
respectively. The Citizens Small Cap Index Fund is newly-organized and did not offer shares during these periods.

      There were no significant variations in fund turnover rates over the past two fiscal years and none are anticipated in fiscal year 2000.

      MORE DETAILS ON THE WORKING ASSETS MONEY MARKET FUND

      The following are present policies of the Working Assets Money Market Fund, but may be changed by the Trust's Trustees without a vote of the shareholders of the fund:

      1. The fund may invest in variable amount master demand notes, which are obligations that permit us to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between us and the borrower, subject to the 10% limitation referred to in paragraph 3 below. The interest rates and amounts involved may change daily. We have the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount; and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct arrangements between us and the borrower, they generally will not be traded and there is no active secondary market for these notes. However, they are redeemable on demand, and thus immediately repayable by the borrower, at face value plus accrued interest at any time. Our right to redeem is dependent on the borrower's ability to pay principal and interest on demand. Accordingly, our Adviser will consider and continuously monitor the earning power, cash flow and other liquidity ratios of the borrower to assess its ability to meet its obligations on demand. We will invest in these notes only if the Board of Trustees or the Adviser determines that they present minimal credit risks and are of comparable quality to commercial paper having the highest rating of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").

      2. The fund may not invest more than 10% of its assets in time deposits maturing in more than two business days but less than seven business days.

      3. The fund will not enter into a repurchase agreement if it would cause more than 10% of its assets to be subject to repurchase agreements having a maturity of more than seven days; included in this 10% limitation would be any illiquid securities (as described below). See "Investment Strategies, Risks and Fundamental Policies - Investment Strategies and Risks - Repurchase Agreements."

      4. The fund will not invest more than 10% of its net assets in illiquid securities. Generally an illiquid security is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instrument. Subject to this limitation, our Trustees have authorized the fund to invest in restricted securities, specifically privately placed commercial paper, where such investment is consistent with the fund's investment objective, and has authorized such securities to be considered to be liquid to the extent the Adviser determines that there is a liquid institutional or other daily market for such securities. For example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and for which a liquid institutional market has developed may be considered to be liquid securities. See the discussion relating to the purchase of illiquid securities in the section regarding the fundamental investment policies of the funds under "Investment Strategies, Risks and Fundamental Policies Fundamental Policies" above.

      5. The fund may not sell short or buy on margin and may not write put or call options.

      Quality and Maturity of Securities. Because the Working Assets Money Market Fund uses the amortized cost method of valuation (see "How We Value Fund Shares"), the fund will not purchase any instruments with a remaining maturity of more than 397 days (approximately 13 months) or maintain a dollar-weighted average maturity of the entire fund in excess of 90 calendar days. Except as provided below, the maturity of a security is deemed to be the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid or, if called for redemption, the date on which the redemption must be made. Obligations of U.S. Government agencies and instrumentalities ("Government Securities") with variable rates of interest which are adjusted no less frequently than every 762 calendar days are deemed to have a maturity equal to the period remaining until the next readjustment. Government Securities that are Floating Rate Securities, or securities whose terms provide for adjustment of their interest rates when a specified rate changes and whose market value can reasonably be expected to approximate amortized cost, are deemed to have a remaining maturity of one day. Variable Rate Securities, which are securities whose terms provide for adjustment of their interest rate on set dates and whose market value can be reasonably expected to approximate amortized cost, wherein the principal amount must unconditionally be paid in 397 calendar days or less, are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, whichever is earlier. A Variable Rate Security subject to a demand feature, wherein the principal amount is scheduled to be paid in more than 397 calendar days, is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A Floating Rate Security wherein the principal amount must unconditionally be paid in 397 calendar days or less is deemed to have a maturity of one day. A Floating Rate Security subject to a demand feature wherein the principal amount is scheduled to be paid in more than 397 days, is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A repurchase agreement is deemed to have a maturity equal to the period remaining until the date on which the repurchase of the securities is scheduled to occur or, where the agreement is subject to demand, the notice period applicable to a demand for repurchase of the securities. A portfolio lending agreement is deemed to have a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned or, where the agreement is subject to a demand, the notice period applicable to the demand.

      The Working Assets Money Market Fund may not invest more than 5% of its assets in securities of any one issuer, except for U.S. Government securities. With respect to securities subject to a guarantee or demand feature, the fund may not invest more than 10% of its assets in the institution that issued the guarantee or demand feature unless the underlying security was issued by a person who does not control or is not controlled by that institution.

      The Working Assets Money Market Fund also may only invest in securities which are rated in the top rating category by at least two nationally recognized statistical rating organizations ("NRSROs"). Such securities are called First Tier Securities. If only one NRSRO has rated a security, the fund may purchase that security only if it is rated in that NRSRO's top rating category and the acquisition is approved or ratified by the fund's Board of Trustees. If a security is not rated by any NRSRO, the fund may purchase that security only if the Adviser determines that it is of comparable quality to a First Tier Security and the Board approves or ratifies the acquisition. If a security is rated by more than two NRSROs, the fund may purchase that security if it is rated in the top rating category by any two NRSROs and no more than one other NRSRO rates it in the second highest category or lower. If a security is subject to a guarantee or a conditional demand feature, the fund may purchase the security only if the guarantee or conditional demand feature meets the criteria set forth above or, in the case of a security subject to a conditional demand feature and issued after February 10, 1998, only if the Adviser determines and periodically confirms that there is minimal risk that the conditions preventing exercise of the demand feature will occur and either
(a) the conditions limiting exercise can be readily monitored by the fund or relate to the taxability of interest payments on the security or (b) the terms of the conditional demand feature require that the fund will receive notice of the occurrence of the condition and the opportunity to exercise the demand feature.


TRUSTEES, OFFICERS AND BENEFICIAL OWNERS

      A Board of Trustees oversees and monitors the management of the Trust. These oversight responsibilities include selection of the investment adviser and election of officers, who are in turn responsible for the day to day operations of the Trust. The Trustees and officers are listed below. The Trustees who are "interested persons" of the Trust, as defined in the 1940 Act ("Interested Trustees"), are indicated by an asterisk.

------------------------------------ ----------------------- -------------------------------------------
           NAME, ADDRESS             POSITION(S) HELD WITH            PRINCIPAL OCCUPATION(S)
              AND AGE                        TRUST                      DURING PAST 5 YEARS
------------------------------------ ----------------------- -------------------------------------------
Azie Taylor Morton,                  Chair of the Board and  Investment adviser
10910 Medfield Court, Austin,        Trustee
TX 78739
63 years
------------------------------------ ----------------------- -------------------------------------------
William D. Glenn, II                 Trustee                 Psychotherapist and Executive Director of
915 Las Ovejas, San Rafael, CA                               Continuum HIV Day Services, a non-profit
94903                                                        corporation promoting AIDS awareness,
51 years                                                     treatment and research
------------------------------------ ----------------------- -------------------------------------------

------------------------------------ ----------------------- -------------------------------------------
           NAME, ADDRESS             POSITION(S) HELD WITH            PRINCIPAL OCCUPATION(S)
              AND AGE                        TRUST                      DURING PAST 5 YEARS
------------------------------------ ----------------------- -------------------------------------------
Sophia Collier*                      Trustee                 Portfolio Manager Citizens Funds (since
230 Commerce Way, Suite 300                                  1995);
Portsmouth, NH 03801                                         Chair of the Board of Directors, Citizens
43 years                                                     Advisers (since 1991);
                                                             President, Citizens Funds and Citizens
                                                             Advisers (1991 to September 1998)
------------------------------------ ----------------------- -------------------------------------------
John L. Shields*                     Trustee and President   President and Chief Executive Officer of
230 Commerce Way, Suite 300                                  Citizens Advisers (since September 1998);
Portsmouth, NH 03801                                         Senior Management Consultant, Cerulli
46 years                                                     Associates, a mutual fund consulting firm
                                                             (1995 to 1998);
                                                             Senior Vice President and Chief
                                                             Administrative Officer, Chief Operating
                                                             Officer and Chief Financial Officer,
                                                             State Street Research Investment
                                                             Services, Inc. (1991 to 1995)
------------------------------------ ----------------------- -------------------------------------------
Juliana Eades                        Trustee                 Executive Director, New Hampshire
7 Wall Street, Concord, NH                                   Community Loan Fund (since 1984), a
03301                                                        non-profit corporation promoting
46 years                                                     community investment and development
------------------------------------ ----------------------- -------------------------------------------
Lokelani Devone                      Trustee                 Assistant General Counsel, DFS Group
525 Market Street, 33rd floor,                               Limited (international retail business
San Francisco, CA 94105                                      group) (since 1989)
42 years
------------------------------------ ----------------------- -------------------------------------------
Ada Sanchez                          Trustee                 Student (since 1996);
111 90th Avenue, Treasure                                    Director of Public Service and Social
Island, FL  33706                                            Change Program, Hampshire College (1987
47 years                                                     to 1996)
------------------------------------ ----------------------- -------------------------------------------
Robert B. Reich*                     Trustee                 University Professor and the Maurice B.
4 Mercer Circle, Cambridge, MA                               Hexter Professor of Social and Economic
02138                                                        Policy, Brandeis University and its
53 years                                                     Heller Graduate School (since 1996);
                                                             U.S. Secretary of Labor (1993 to 1996)
------------------------------------ ----------------------- -------------------------------------------
Mitchell Johnson,                    Trustee                 President, M.A.J. Capital Management,
2753 Unicorn Lane NW,                                        Inc.(money management firm) (since
Washington, DC 20015                                         August 1994);
57 years                                                     Senior Vice President of Corporate
                                                             Finance, Student Loan Marketing
                                                             Association (1987 to 1994)
------------------------------------ ----------------------- -------------------------------------------

------------------------------------ ----------------------- -------------------------------------------
           NAME, ADDRESS             POSITION(S) HELD WITH            PRINCIPAL OCCUPATION(S)
              AND AGE                        TRUST                      DURING PAST 5 YEARS
------------------------------------ ----------------------- -------------------------------------------
Joseph F. Keefe                      Secretary               Executive Vice President and General
230 Commerce Way, Suite 300                                  Counsel, Citizens Advisers (since May
Portsmouth, NH 03801                                         1997);
45 years                                                     Partner, Hall, Hess, Kenison, Stewart,
                                                             Murphy & Keefe (law firm) (1984 to 1997)
------------------------------------ ----------------------- -------------------------------------------
Sean Driscoll                        Treasurer               Fund Accountant, Vice President, Director
230 Commerce Way, Suite 300                                  of Fund Administration and Director of
Portsmouth, NH 03801                                         Fund Accounting, Citizens Advisers (since
34 years                                                     October 1998);
                                                             Director of Fund Administration, State
                                                             Street Bank and Trust Company (March
                                                             1998 to November 1998);
                                                             Vice President of Compliance, Putnam
                                                             Investments (January 1997 to March 1998);
                                                             Fund Accountant and Director of Fund
                                                             Administration, State Street Bank and Trust
                                                             Company (1987 to 1997)
------------------------------------ ----------------------- -------------------------------------------
Crescentia True                      Vice President          Executive Vice President, Operations,
230 Commerce Way, Suite 300                                  Citizens Advisers (since 1994)
Portsmouth, NH 03801
35 Years
------------------------------------ ----------------------- -------------------------------------------
Samuel Pierce                        Assistant Vice          Senior Social Analyst, Citizens Advisers
230 Commerce Way, Suite 300          President               (since July 1998); Assistant Vice President,
Portsmouth, NH 03801                                         Wellington Management Company, LLC
31 years                                                     (November 1992 to July 1998)
------------------------------------ ----------------------- -------------------------------------------

      The Board of Trustees functions with a Nominating Committee comprised of the whole Board, but pursuant to the Trust's Distribution Plan, the Trust has agreed that Trustees who are not "interested persons," as defined in the 1940 Act, of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreement relating to the Plan (the "Independent Trustees") shall have responsibility for the selection and nomination of other Independent Trustees. This agreement will continue for so long as the Distribution Plan is in effect.

      The following compensation table discloses the aggregate compensation from the Trust for services provided through June 30, 1999. None of the Trustees receive pension or retirement benefits or any other compensation beyond that listed below. Trustees were, however, reimbursed the costs of travel, meals and lodging associated with attendance at meetings.

                          CITIZENS FUNDS- COMPENSATION TABLE
-------------------------------------------------------------------------------

   NAME OF PERSON AND        AGGREGATE COMPENSATION FROM
        POSITION                   CITIZENS FUNDS

Azie Taylor Morton                     $15,295

Juliana Eades                          $11,500
William D. Glenn, Jr.                  $11,500
Ada Sanchez                            $11,500
Lokelani Devone                        $11,500
Mitchell Johnson                       $11,500
Sophia Collier*                           0
John S. Shields*                          0
Robert B. Reich*                          0


* Sophia Collier, John Shields and Robert B. Reich are Interested Trustees and received no compensation from Citizens Funds.

      As of August __, 1999, there were ____ outstanding shares of beneficial interest, representing all the shares of all the funds comprising Citizens Funds. The following are the shareholders who, as of August __, 1999 owned beneficially or of record 5% or more of the outstanding shares: _________.

      Our Trustees and officers as a group owned less than 1% of the outstanding shares of each fund and class as of August __, 1999, except for the Citizens Index Fund, Institutional Class shares, where a single trustee owned ____% of the outstanding shares.

INVESTMENT ADVISORY AND OTHER SERVICES

ADVISER

      The funds are advised by Citizens Advisers, Inc. under a contract known as the Management Agreement. The Adviser's office is at 230 Commerce Way, Suite 300, Portsmouth, New Hampshire 03801. The Adviser is a California corporation. The Management Agreement provides that the Adviser, subject to the control of the Trust's Board of Trustees, will decide which securities will be bought and sold, and when, and requires the Adviser to place purchase and sale orders. The Adviser also manages the day-to-day operations of the Trust.

      Sophia Collier individually owns 60% of the outstanding stock and is Chair of the Board of Directors of Citizens Advisers, Inc. She is the former President of Citizens Funds and remains on the Board of Trustees, serving as an Interested Trustee. Ms. Collier is the founder of American Natural Beverage Corp., the maker of Soho Natural Soda, a company which Ms. Collier co-founded in her Brooklyn kitchen when she was 21 years old and built up over the next 12 years to an enterprise with 52 employees and retail sales of $25 million. Soho Soda was the first natural soda in America and was created as an alternative to unhealthful mass market sodas. Ms. Collier and her partners sold American Natural Beverage Corp. in 1989.

      Four other individuals own the remaining 40% of the outstanding stock of Citizens Advisers, Inc., as follows: John F. Dunfey (12%); Robert J. Dunfey, Sr. (12%); Gerald F. Dunfey (12%); and William B. Hart, Jr. (4%). John, Robert and Gerald Dunfey, brothers, now serve as directors of the Dunfey Group, a venture capital and investment firm. John P. Dunfey is also a member of the Board of Directors of Citizens Advisers. The Dunfey family has been associated, over a number of years, with progressive social and political causes and has actively participated in organizations dedicated to world peace, human and civil rights, and economic justice. The family founded and continues to sponsor New England Circle, a forum for the "discussion of social, political, literary and educational topics that can lead to constructive change in our lives, our nation and our world."

      John Shields is the President and Chief Executive Officer of Citizens Advisers, Inc. and President of Citizens Funds. He also serves on the Board of Trustees of Citizens Funds as an Interested Trustee. Prior to joining Citizens Advisers in 1998, Mr. Shields was a senior management consultant with Cerulli Associates, a mutual fund consulting firm located in Boston, Massachusetts. He also held executive and other managerial positions with State Street Research Investment Services, Inc. and Fidelity Investments.

      At the Adviser's discretion and sole expense, it may delegate certain of its fund management duties to sub-advisers, and Citizens Advisers has retained two sub-advisers to assist in the management of certain funds.

      SENECA CAPITAL MANAGEMENT, LLC

      Our sub-adviser for the Citizens Income and Emerging Growth Funds is Seneca Capital Management, LLC, a registered investment adviser which manages over $6 billion from its offices at 909 Montgomery Street, San Francisco, California. It is majority owned by Phoenix, Duff & Phelps Corporation ("Phoenix"), with a 74.9% ownership interest. Phoenix is a diversified financial services organization engaged primarily in investment management of institutional and individual accounts, with over $33 billion in assets under management. Gail Seneca, who with her partners founded Seneca's predecessor company, GMG/Seneca Capital Management, L.P. in 1990, continues, along with her key staff members, to be the owners of the minority interests in Seneca. Ms. Seneca and her key staff members entered into long term employment contracts with Phoenix when it purchased Seneca in 1997. The day to day business and affairs of Seneca, including its investment management activities, remain under the control of Ms. Seneca and her staff.

      CLEMENTE CAPITAL, INC.

      Our sub-adviser for the Citizens Global Equity Fund, Clemente Capital, Inc., is a registered investment adviser organized in 1979. It is majority owned by Lilia Clemente with 61.15% ownership; Wilmington Trust of Wilmington, Delaware with 24% and Diaz-Verson Capital Investments, Inc. of Columbus, Georgia with 14.85%. Clemente also manages the First Philippine and Clemente Global Growth Funds, two closed-end funds traded on the New York Stock Exchange. Its headquarters are at Carnegie Hall Tower, 152 West 57th Street, New York, New York.

ADVISER FEES

      The Adviser provides the Trust, at its own expense, with all office space, facilities, equipment and clerical personnel necessary to carry out its duties under the Management Agreement. Some of the Trust's Trustees and officers are employees of the Adviser and receive their compensation from the Adviser. The custodian bank for each fund maintains, as part of its services for which the Trust pays a fee, many of the books and records that each fund is required to have and computes each fund's Net Asset Value and dividends per share.

      We pay the Adviser a fee for its services at a percentage of each fund's average annual net assets as follows:

Citizens Index Fund --0.50%; Citizens Emerging Growth Fund--1.00%; Citizens Small Cap Index Fund--50%; Citizens Global Equity Fund--1.00%; Citizens Income Fund--65%; and Working Assets Money Market Fund--0.35%. The fee is accrued daily and payable monthly.

      The Adviser has contractually agreed to limit expenses for the classes of the funds listed below for the fiscal year ending June 30, 2000. If a fund's aggregate expenses for the relevant class would exceed on a per annum basis the percentage of average daily net assets specified below, the Adviser will reduce its fee by, or refund, the amount of the excess. The limit on fund expenses, pursuant to an Expense Reimbursement Agreement, is as follows:

------------------------------------------ ---------------------------------------------
Citizens Index Fund,
   Standard shares                         1.49%
------------------------------------------ ---------------------------------------------
Citizens Index Fund,
   Institutional Class shares              0.74%
------------------------------------------ ---------------------------------------------
Citizens Index Fund,
   Administrative Class shares             0.99%
------------------------------------------ ---------------------------------------------
Citizens Small Cap Index Fund,
   Administrative Class shares             1.15%
------------------------------------------ ---------------------------------------------
Citizens Global Equity Fund,
   Standard shares                         2.05%
------------------------------------------ ---------------------------------------------
Citizens Income Fund,
   Standard shares                         1.45% of the first $100 million of assets and
                                           1.25% thereafter
------------------------------------------ ---------------------------------------------
Working Assets Money Market Fund,
   Standard shares                         1.50% of the first $40 million of assets and
                                           1% thereafter
------------------------------------------ ---------------------------------------------

      Not all our expenses are subject to the limits described above. Interest expenses, taxes, brokerage commissions, and extraordinary expenses, such as litigation, that do not usually occur in the operations of a mutual fund are not included.

      For the fiscal years ended June 30, 1997, 1998 and 1999, the Adviser received the following fees: Working Assets Money Market Fund, 1997-$341,144, 1998-$392,811 and 1999-$____; Citizens Income Fund, 1997-$218,016,
1998-$290,174, and 1999-$____; Citizens Emerging Growth Fund, 1997-$503,188,
1998-$741,296, and 1999-$____; Citizens Global Equity Fund, 1997-$206,581,
1998-$372,017, and 1999-$____; Citizens Index Fund, 1997-$878,074,
1998-$1,439,749, and 1999-$____. The Citizens Small Cap Index Fund is newly-organized and did not offer shares during these periods.

      Not all fund expenses are subject to the limits described above. Interest expenses, taxes, brokerage commissions, and extraordinary expenses, such as litigation, that do not usually occur in the operations of a mutual fund are not included.

CITIZENS SECURITIES, INC.

      Citizens Securities, Inc. ("Citizens Securities" or the "Distributor"), a wholly-owned subsidiary of the Adviser and a California corporation, serves as each fund's principal underwriter or distributor. Its offices are located at 230 Commerce Way, Suite 300, Portsmouth, New Hampshire 03801. John Shields, the President and CEO of Citizens Advisers, is also President and CEO of Citizens Securities.

ADMINISTRATIVE AND SHAREHOLDER SERVICES

      Citizens Advisers also performs a wide variety of administrative duties for the Trust under a separate administrative and shareholder services contract which provides for reimbursement of out of pocket expenses as well as fees for services rendered. These fees and expenses are payable monthly and are based on average annual net assets in the following amounts:

---------------------------------------------------------------------------- --------------------
                                   Fund                                      Administrative Fee
---------------------------------------------------------------------------- --------------------
Working Assets Money Market Fund - Standard shares                                  0.10%
---------------------------------------------------------------------------- --------------------
Working Assets Money Market Fund - Institutional Class shares                       0.10%
---------------------------------------------------------------------------- --------------------
Citizens Income Fund - Standard shares                                              0.10%
---------------------------------------------------------------------------- --------------------
Citizens Income Fund - Institutional Class and Administrative Class shares          0.10%
---------------------------------------------------------------------------- --------------------
Citizens Emerging Growth Fund - Standard shares                                     0.10%
---------------------------------------------------------------------------- --------------------
Citizens Emerging Growth Fund - Institutional Class and Administrative              0.10%
Class shares
---------------------------------------------------------------------------- --------------------
Citizens Global Equity Fund - Standard shares                                       0.10%
---------------------------------------------------------------------------- --------------------
Citizens Global Equity Fund - Institutional Class and Administrative Class          0.10%
shares
---------------------------------------------------------------------------- --------------------
Citizens Index Fund - Standard shares                                               0.20%
---------------------------------------------------------------------------- --------------------
Citizens Index Fund - Institutional Class and Administrative Class shares           0.20%
---------------------------------------------------------------------------- --------------------
Citizens Small Cap Index Fund - Administrative Class shares                         0.10%
---------------------------------------------------------------------------- --------------------

      The administrative services provided to the Trust include but are not limited to the following: daily fund accounting duties including payment and budgeting of fund operating expenses and calculation of expense accruals; administration of annual Trust audit with Trust Auditors; supervision of drafting and printing of annual and semi annual reports; administrative and contractual interface with the Custodian and Transfer Agent including daily monitoring of Net Asset Value, sales, redemptions, dividends and quality control; and compliance with federal and state regulatory requirements. Citizens Advisers is also reimbursed at cost for state Blue Sky filing and reporting services; vendor relations; drafting and filing of Prospectuses and statements of additional information, proxies and other regulatory filings; and special projects.

      In addition, Citizens Securities provides a number of administrative services to the Trust relating primarily to shareholder services and communications, and is reimbursed a flat fee approximating the "market price" of such services. These include but are not limited to answering calls from existing shareholders in a timely manner; maintenance of a toll-free number;

responding to shareholder inquiries and requests; maintenance of computer interface with the Transfer Agent; retention, maintenance and research of shareholder records; maintenance of facilities and equipment to perform all such duties; and similar services.

      The Citizens Index Fund, Standard shares also are charged a shareholder service fee of 0.40% of average annual net assets.

      The Citizens Small Cap Index Fund has not yet commenced operations and therefore will not pay any administrative and shareholder service fees until fiscal year 2000.

      For the fiscal years ended June 30, 1997, 1998 and 1999, the Adviser accrued the following administrative and shareholder service fees: Working Assets Money Market Fund, 1997-$293,217, 1998-$278,850, and 1999-$____;
Citizens Income Fund, 1997-$78,340, 1998-$101,909, and 1999-$____; Citizens
Emerging Growth Fund, 1997-$172,422, 1998-$193,896, and 1999-$____; Citizens
Global Equity Fund, 1997-$71,181, 1998-$86,805, and 1999-$____; and Citizens
Index Fund, 1997-$1,104,684, 1998-$1,635,911, and 1999-$____. The Citizens
Small Cap Index Fund is newly-organized and did not offer shares during these periods.

      Each fund is responsible for the cost of preparing and setting in type Prospectuses and reports to shareholders and distributing copies of the Prospectuses and reports to shareholders. The funds' distributor, Citizens Securities, pays the cost of printing and distributing copies of Prospectuses and reports to non-shareholders, as well as the costs of supplemental sales literature and advertising. The Trust pays all of the funds' other expenses not expressly assumed by the Adviser such as interest, taxes, audit and legal fees and expenses, charges of the funds' custodian, the funds' shareholder servicing, transfer and record-keeping agent costs, insurance premiums, stock issuance and redemption costs, certain printing costs, costs of registering shares of the funds under federal and state laws, and dues and assessments of the Investment Company Institute, as well as any non-recurring expenses, including litigation.

12B-1 PLAN

      Pursuant to a Distribution Agreement, Citizens Securities acts as the distributor of each fund's shares.

      The Trust's Board of Trustees has adopted a Distribution Plan under
Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. In approving the 12b-1 Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders. Pursuant to this Plan, the Distributor is authorized to purchase advertising, sales literature and other promotional material and to pay its own salespeople. In addition, broker-dealers and other service organizations that enter into written agreements with the Trust and its Distributor may receive, for administration, shareholder service and distribution assistance, fees at rates determined by the Trustees.

      The Trust will reimburse Citizens Securities for distribution expenditures and for fees paid to service organizations pursuant to the 12b-1 Plan, up to a limit of 0.25% of average annual net assets for Standard shares and Administrative Class shares of each series of the Trust offering the same (0.20% for the Working Assets Money Market Fund, Standard shares). There is no provision under the Distribution Plan for reimbursing Citizens Securities for expenditures on behalf of the Trust's Institutional Class shares. In addition, if and to the extent that the fee the fund pays the Distributor as well as other payments the fund makes are considered as indirectly financing any activity which is primarily intended to result in the sale of fund shares, such payments are authorized under the Plan.

      The 12b-1 Plan provides that the Distributor shall provide and the Trustees shall review quarterly reports setting forth the amounts, payments and the purpose for which the amounts were expended. The Plan only permits reimbursement of actual expenses and does not permit expenses to be carried forward from one fiscal period to another. For the year ended June 30, 1999 the Trust approved and paid to Citizens Securities $_______ under its 12b-1 Plan, broken down by category as follows:

Marketing, advertising and                               $____
Public relations

Printing and mailing of prospectuses                     $____
and sales literature to non-shareholders

Compensation to broker/dealers                           $____
and service organizations

Compensation to sales personnel                          $____

Interest, carrying or other finance charges              $____

Other (______)                                           $____

      The 12b-1 Plan will continue in effect if approved at least annually by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no financial interest in the operation of the Plan or in any agreement related to the Plan. These Trustees are known as "Qualified Trustees." Agreements related to the Plan must also be approved in the same manner by a vote of the Trustees and the Qualified Trustees. These agreements will terminate automatically if assigned, and may be terminated with respect to a fund at any time, without payment of any penalty, by a vote of the majority of the Qualified Trustees or a vote of the majority of outstanding securities of that fund, on not more than 60 days notice. The Plan further provides that, while it is in effect, the selection and nomination of the Trustees who are not interested persons shall be committed to the discretion of the Qualified Trustees. The Plan may not be amended to increase materially the amounts to be spent without shareholder approval, and all amendments must be approved by the Trustees.

EXPENSES

      Other expenses paid by the funds include all expenses not expressly assumed by Citizens Advisers. These include interest, taxes, audit and legal fees, custodian and transfer agent charges, insurance premiums, cost of registering shares under federal and state laws, dues and any litigation costs, as well as the cost of typesetting, printing and distributing shareholder reports and Prospectuses sent to shareholders.

      Administrative and Institutional Class shareholders in the funds pay their pro rata portion of fund expenses, as well as any class expenses attributable to that class of shares only. Class expenses include, but are not limited to, transfer agent fees and administrative and shareholder fees and expenses such as the cost of registering shares under state laws, the cost of typesetting, printing and distributing shareholder reports and Prospectuses.

      When a cost is shared by several funds, the staff at Citizens Advisers will allocate the expense in a reasonable manner under the supervision of the Trust's Board of Trustees. For the fiscal year ended June 30, 1999, the following expense ratios were paid by the funds after waivers and reimbursements (based on average annual net assets of the respective funds):
Citizens Index Fund (Standard shares), ____%; Citizens Index Fund (Institutional Class shares), ____%; Citizens Emerging Growth Fund (Standard shares), ____%; Citizens Global Equity Fund (Standard shares), ____%; Citizens Income Fund (Standard shares), ____%; Working Assets Money Market Fund (Standard shares), ____%; and Working Assets Money Market Fund (Institutional Class shares), ____. Citizens Small Cap Index Fund and the other classes of the funds did not incur or pay expenses during the fiscal year ended June 30, 1999.

OTHER SERVICE PROVIDERS

Custodian
      State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, is the custodian of the assets of the Trust. The custodian is responsible for holding the securities and cash of each fund, receiving and reporting all purchases and redemptions, calculating the daily Net Asset Value of each fund and other accounting activities related to the management of the Trust. The custodian takes no part in determining the investment policies of the Trust or in deciding which securities are purchased or sold by the Trust. The Trust, however, may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

Transfer Agent
      The transfer agent and dividend-paying agent for the Trust is PFPC, Inc., 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809. In its capacity as transfer agent and dividend-paying agent, PFPC is responsible for processing daily purchases, redemptions and transfers of Trust shares, preparing and mailing shareholder confirmations and account statements, paying dividends and other distributions, and other shareholder and account activities.

Auditors
      The Trust has retained as its Independent Accountants the firm of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts, 02109. PricewaterhouseCoopers LLP will conduct an annual audit of the financial statements of the funds, will prepare the funds' federal and state income tax returns and consult with management of the funds as to matters of accounting, regulatory filings, and federal and state income taxation.

      The audited financial statements of the funds are incorporated herein by reference.

      The statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the year ended June 30, 1999 have been audited by PricewaterhouseCoopers LLP, as stated in their opinion which is incorporated by reference and has been so incorporated in reliance of such report given upon their authority as experts in accounting and auditing.

Legal Counsel
      Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts.

BROKERAGE ALLOCATION AND SOFT DOLLARS

      The Adviser seeks to obtain for the Trust the best net price and the most favorable execution of orders. Purchases are made from issuers, underwriters, dealers or brokers, and banks who specialize in the types of securities the funds buy. Purchases from underwriters include a commission or concession paid by the issuer to the underwriters. Purchases from dealers include the spread between the bid and asked prices and purchases from brokers include commissions paid to the broker based upon the transaction size. If the execution and price offered by more than one dealer are comparable, the order may be given to a dealer who has provided research advice, quotations on portfolio securities or other services.

      The Adviser will comply with Rule 17e-1 under the 1940 Act in regards to brokerage transactions with affiliates, to assure that commissions will be fair and reasonable to the shareholders. There have been no brokerage commissions paid to affiliated brokers during the past three fiscal years

      In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, the Adviser may select brokers or dealers who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) to a fund and/or the other accounts over which the Adviser or a sub-adviser exercises investment discretion. The Adviser may pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a fund that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the Adviser or a sub-adviser has with respect to accounts over which they exercise investment discretion.

      The Adviser will maintain an account with one or more broker-dealers who agree to provide or pay for brokerage and research services which benefit the funds. Sub-advisers will be informed in writing of the names of the broker-dealers and provided with account information to allow the execution of trades through those broker-dealers. In the event that best execution of an equity transaction is available through a broker-dealer that has been so identified, the Adviser or a sub-adviser, as the case may be, may place the transaction with that broker-dealer after determining in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. These research services are sometimes referred to as "soft dollars."

      Any "soft dollars" generated by transactions on behalf of a fund in this fashion shall be used solely to purchase brokerage and research services within the meaning of Section 28(e), and must be of benefit to that fund. These brokerage and research services, however, need not exclusively benefit that fund, and may also benefit other series of the Trust or other clients of the Adviser or its sub-adviser. For these purposes, brokerage and research services mean those which provide assistance to the Adviser, or a sub-adviser, in the performance of decision-making responsibilities. If a product or service serves non-research as well as research functions, "soft dollars" shall be used to pay for the product or service only to the extent that it constitutes research.

      The investment management or advisory fee that the Trust pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through the use of such services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

OWNERSHIP OF SHARES AND SHAREHOLDER RIGHTS

      The Trust's Declaration of Trust permits its Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Certificates representing shares are not issued. The Trust may create and issue series and classes of shares. Each share of each class of each series represents an equal proportionate interest in the series with each other share of that class. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares in a series). Income and operating expenses are allocated fairly among the series and classes by the Trustees. Shares of each class are entitled to vote as a class or series only to the extent required by the 1940 Act, as provided in the Declaration of Trust, or as permitted by the Trustees. The Trust intends to manage its series in such a way as to be a "diversified" investment company, as defined in the 1940 Act.

VOTING RIGHTS

      Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Voting is generally by class and series except as otherwise provided by the provisions of the 1940 Act and the Trust's Declaration of Trust. The Trust does not hold annual shareholder meetings. However, the Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten percent of our shares. No amendment may be made to the Declaration of Trust without a Majority Shareholder Vote. The holders of shares have no preemptive, conversion or subscription rights and votes are not cumulative. Shares when issued are fully paid and non assessable, except as set forth under "Shareholder and Trustee Liability" below. The Trust may be terminated upon the sale or transfer of its assets, if such sale or transfer is approved by a Majority Shareholder Vote. If not so terminated, the Trust will continue indefinitely.

DIVIDENDS AND DISTRIBUTIONS

Citizens Index Fund, Citizens Emerging Growth Fund, Citizens Small Cap Index Fund and Citizens Global Equity Fund
      The Citizens Index Fund, Citizens Emerging Growth Fund, Citizens Small Cap Index Fund and Citizens Global Equity Fund normally declare and pay dividends substantially equal to all net investment income annually. Net investment income consists of non-capital gain income less expenses. Net realized short-term capital gains, if any, and net realized long-term capital gains, if any, will be distributed by the funds at least annually. Dividends and capital gains distributions are automatically reinvested at Net Asset Value in additional shares, unless a shareholder elects cash distributions. Cash distributions will be paid annually.

Citizens Income Fund
      The Citizens Income Fund distributes to its shareholders monthly dividends substantially equal to all of its net investment income. The fund's net investment income consists of non-capital gain income less expenses. Net realized short-term capital gains, if any, and net realized long-term capital gains, if any, will be distributed by the fund at least annually. Dividends and capital gains distributions are automatically reinvested at Net Asset Value in additional shares, unless a shareholder elects cash distributions. Cash distributions will be paid at the close of the appropriate monthly or annual period.

Working Assets Money Market Fund
      Net income for the Working Assets Money Market Fund is determined and accrued daily and paid monthly. This dividend is payable to everyone who was a shareholder at 4:00 p.m. Eastern time on the day the dividend is declared. Accordingly, when shares are purchased dividends begin to accrue on the day the Transfer Agent receives payment for the shares, provided that the payment is received by 4:00 p.m. Eastern time. When shares are redeemed, the shares are not entitled to a dividend declared on the day of the redemption if the redemption request is received by the Transfer Agent prior to 4:00 p.m. Eastern time. Dividends are automatically reinvested in shares, at Net Asset Value, unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends. For the purpose of calculating dividends, the funds' daily net investment income consists of: (a) all interest income accrued on investments (including any discount or premium ratably amortized to the date of maturity or determined in such other manner as the Trustees may determine); and
(b) minus all expenses accrued, including interest, taxes and other expense items, amounts determined and declared as dividends and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles; and (c) plus or minus all realized and unrealized gains or losses on investments.

SHAREHOLDER AND TRUSTEE LIABILITY

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trust's Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses by the relevant fund out of that fund's property for any shareholder held personally liable for that fund's obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy the judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholders liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

 HOW TO PURCHASE AND REDEEM SHARES

How to Buy Shares
      It's easy to buy shares of the funds. Just fill out an application and send in your payment by check, wire transfer, exchange from another Citizens mutual fund or through arrangements with your investment adviser or broker-dealer. All checks must be made payable to "Citizens Funds." Citizens Funds is unable to process third-party checks. Foreign checks drawn in U.S. dollars are accepted but shares purchased with foreign checks may be held in escrow for at least 20 days.

      Shares in the Working Assets Money Market Fund cost $1.00 per share. For all other funds, your cost will be the Net Asset Value next determined after your payment is received. (Net Asset Value is determined at the close of the New York Stock Exchange.) You can purchase both full and fractional shares, which will be rounded to the nearest 1/1000th of a share. If your check is returned for any reason, you will be assessed a fee of $20.00.

      The Trust has authorized certain brokers, and such brokers have also been authorized to designate intermediaries, to accept on its behalf purchase and redemption orders and such brokers are also authorized to designate intermediaries to accept orders on the Trust's behalf. The Trust will be deemed to have received such orders when the broker or broker designee accepts the order, which shall be priced at the Net Asset Value next computed after the broker or designee accepts the same.

      Investors may be charged a fee if they buy, sell or exchange fund shares through a broker or agent.

Investment Minimums
      The minimum initial investment for Standard shares in each fund is $2,500 ($1,000 for IRA, Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) and Automatic Investment Plan accounts). The minimum subsequent investment for all accounts, including Automatic Investment Plan accounts, is $50. If your account falls below the minimum per fund, you will be assessed a monthly fee of $3.00 until you bring your balance back up over the minimum. (This fee will also be charged to inactive Automatic Investment Plan accounts.) If you do not bring your balance up to the minimum, we may close your account by sending you a check for your balance. Before closing you account, we will give you 30 days notice and an opportunity to bring the account up to the applicable minimum. The investment minimums and monthly below minimum balance fee are applicable per account and also apply to an exchange purchase of shares in another series of Citizens Funds.

      The minimum initial investment in Administrative Class and Institutional Class shares is $1 million ($250,000 for registered investment advisers and retirement plans, at the discretion of the Trust). There is no minimum subsequent investment. With respect to accounts that fall below $1 million (or $250,000 for registered investment advisers and retirement plans, at the discretion of the Trust), the Trust reserves the right to transfer these accounts from the Administrative or Institutional Class and convert them to Standard shares. We will give adequate notice to the shareholder, allowing the opportunity to bring the account up to the required minimum balance.

      There is an annual fee of $10 for each Individual Retirement Account
(IRA), with a maximum IRA account fee of $20 per shareholder. This fee is waived for total IRA balances of $25,000 and higher and total account balances of $50,000 and higher. There is also an IRA closure fee of $15.

Automatic Investment Plan
      To enroll in the Trust's Automatic Investment Plan, simply check off that box on the account application and provide us with your bank information, as well as the amount and frequency of your investment into your chosen fund. We will do the rest.

Payroll Deduction
      Setting up direct payroll deposit is very easy. Call us for the necessary information and steps to follow. If you or your payroll administrator have any questions, please call the Trust's Shareholder Service Department.

      Funds will be deposited into your account using the Electronic Funds Transfer System. We will provide the account number. Your payroll department will let you know the date of the pay period when your investment begins.

How to Sell Shares

      Telephone Exchange and Redemption. We have a Telephone Exchange and Redemption option on your account application. Under this option, you can call and tell us how much (up to $25,000) you want to redeem. Depending upon your instructions, we will deposit the amount of your redemption into another Citizens Funds account, mail you a check or electronically transfer your redemption to your pre-designated account. Normally, we will send you your redemption on the next business day after we receive your request. One-day wired funds cost $10, or we offer free two-day service via the Automated Clearing House (ACH). You will earn dividends up to and including the date when we receive your redemption request.

      If you do select the Telephone Exchange and Redemption option, you should be aware it may increase the risk of error or of an unauthorized party gaining access to your account. For added security you may provide us with a Personal Identification Number (PIN) which must be verified before processing all telephone transactions, including balance verification. To keep these problems to a minimum, we record all telephone calls. But please remember, neither the Trust, the Adviser nor the fund's Transfer Agent will be responsible if we properly act on telephone instructions we reasonably believe to be genuine.

      Redeem Your Shares through Broker-Dealers. You may also redeem your shares through participating broker-dealers (who may charge a fee for this service). Certain broker-dealers may have arrangements with the Trust that permit them to order redemption of shares by telephone or other electronic communication.

      Requests for Redemption. If you do not use the Telephone Exchange and Redemption option, you can redeem your shares by sending us a written request at any time, although the process will take longer. Requests for redemption of shares worth more than $25,000 must be accompanied by an original Medallion Signature Guarantee. We may require further documentation from corporations, fiduciaries, retirement plans and/or institutional investors.

      Certain requests for redemption under $25,000 - both written and telephonic may also require a Medallion Signature Guarantee, at the discretion of the Trust. To avoid delays, have all written requests for redemption Medallion Signature Guaranteed.

      We reserve the right to wait up to seven business days before paying the proceeds of any redemption on any investments made by check and five business days for purchases made by ACH transfer. Therefore, if you need your redemption proceeds within seven business days of your purchase, please invest by wire.

Additional Redemption Information
      The Trust pays redemption proceeds within five business days (seven business days with respect to the proceeds of redemptions of investments made by check) after we receive a proper redemption request so long as the redemption request is received by 4 p.m., Eastern Time. A fund's obligation to pay for redemptions can be suspended when the New York Stock Exchange is closed other than for weekends or holidays or under certain emergency conditions determined by the SEC. The holidays on which the New York Stock Exchange is closed are: New Year's Day, Martin Luther King, Jr.'s Birthday (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The funds pay redemption proceeds in cash, except that the Board of Trustees has the power to decide that conditions exist which would make cash payments undesirable. In that case, a fund could send redemption payments in securities from that fund, valued in the same way the fund's Net Asset Value is determined. There might then be brokerage or other costs to the shareholder in selling these securities. The funds have elected to be governed by Rule 18f-1 under the 1940 Act, which requires the funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of a fund's total net assets during any 90 day period for any one shareholder. A shareholder's redemption proceeds may be more or less than his or her original cost, depending on the value of the fund's shares.

      If any of the shares being redeemed were recently purchased by check, proceeds may not be made available for up to seven business days, and if recently purchased by electronic funds transfer, for up to five business days, while we determine whether the check or electronic funds transfer used to purchase the shares has been honored by the bank on which is was drawn or made. You can eliminate such delays by making your investments by wire.

      The Trust or its Adviser has the right to compel the redemption of shares of each fund if the aggregate Net Asset Value of the shares in the account is less than $2,500 for Standard shares ($1,000 for IRA, UGMA/UTMA and Automatic Investment Plan accounts). If the Adviser decides to do this, we will provide notice to the shareholder, who will be given an opportunity to bring the account up to the applicable minimum. With respect to Administrative Class and Institutional Class shares, we also have the right to transfer these accounts and to convert them to Standard shares if the aggregate Net Asset Value of the shares in the account is less than $1 million ($250,000 for registered investment advisers and retirement plans, at the discretion of the Trust).

HOW WE VALUE FUND SHARES

      The value of the fixed income securities in which the funds may invest will fluctuate depending in large part on changes in prevailing interest rates.

Fixed income securities comprise all assets in the Working Assets Money Market Fund and Citizens Income Fund and may comprise a portion of assets in the Citizens Index Fund, Citizens Emerging Growth Fund, Citizens Small Cap Index Fund and Citizens Global Equity Fund under normal conditions. If interest rates go up, the value of fixed income securities generally goes down. Conversely, if interest rates go down, the value of fixed income securities generally goes up. Long-term obligations, which often have higher yields, may fluctuate in value more than short-term ones. The Trust does not expect changes in interest rates to significantly affect the value of shares of the Working Assets Money Market Fund, since the fund uses the amortized cost method of valuation, which is described in the section "How We Value Fund Shares." However, changes in interest rates can have a significant effect on the value of non-money market fixed income securities.

      The value of equity securities held in the Citizens Index, Emerging Growth, Small Cap Index and Global Equity Funds will fluctuate based upon market conditions and matters specific to the issuer. These include changes in the management and fundamental financial condition of the issuing company, prevailing economic and competitive conditions in the industry sectors in which the company does business and other factors which affect individual securities and the equity market as a whole.

      The Net Asset Value per share of a fund is determined for each class by adding the market value of all securities and other assets attributable to the class, then subtracting the liabilities attributable to that class, and then dividing the result by the number of outstanding shares of the class. All expenses are accrued daily and taken into account in determining Net Asset Value. Since these expenses differ for Administrative and Institutional Class shares, the Net Asset Value of Standard, Administrative Class and Institutional Class shares will vary and are computed separately.

      We attempt to keep the Net Asset Value of our Working Assets Money Market Fund fixed at $1.00 per share, while we expect the Net Asset Value per share in our other funds to fluctuate.

      The value of our shares for each fund is determined at the time the New York Stock Exchange closes on each day on which the New York Stock Exchange is open for regular trading.

Citizens Index Fund, Citizens Emerging Growth Fund, Citizens Small Cap Index Fund, Citizens Global Equity Fund and Citizens Income Fund
      As described in the Prospectus, shares of the Citizens Index Fund, Citizens Emerging Growth Fund, Citizens Small Cap Index Fund, Citizens Global Equity Fund and Citizens Income Fund are generally valued on the basis of market values. Equity securities are valued at the last sales price on the primary exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, or, lacking any sales, at the last available bid price for domestic securities and halfway between the bid and asked price for international securities. Fixed income investments are generally valued at the bid price for securities. Securities maturing within 60 days are normally valued at amortized cost, adjusted for market fluctuation, if any. Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are appraised at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees.

      Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer-supplied valuations and evaluation based upon analysis of market data or other factors if such valuations are believed to reflect more accurately the fair value of such securities.

      Use of a pricing service has been approved by the Trust's Board of Trustees. There are a number of pricing services available, and the Trustees and officers of the Trust acting on behalf of the Trustees, may use or discontinue the use of any pricing service now, or in the future, employed.

Working Assets Money Market Fund
      The Trust's Trustees have determined that it is appropriate for us to value shares of the Working Assets Money Market Fund using the amortized cost method and that this method represents the fair value of the fund's shares. This method values a security at the time of its purchase at cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains and losses.

      While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by the amortized cost method, is higher or lower than the price the fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the fund's shares may tend to be higher than a like computation made by a fund with identical investments which uses a method of valuation based on market prices. Thus, if the use of amortized cost by the fund on a particular day resulted in a lower aggregate fund value than were the fund to value at market prices, a prospective investor in the fund's shares would be able to obtain a somewhat higher yield from the fund than he would from a fund valued at market price. The converse would apply in a period of rising interest rates.

      The Board of Trustees has established procedures designed to stabilize the Net Asset Value of the Working Assets Money Market Fund at $1.00 per share, to the extent reasonably possible. These procedures include review of the fund by the Board at intervals it deems appropriate and reasonable in the light of market conditions to determine how much the Net Asset Value using available market quotations deviates from the Net Asset Value based on amortized cost. For this purpose, when market quotations are available, securities are valued at the mean between the bid and the asked price. If market quotations are not available, investments are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees, including being valued at prices based on market quotations for investments of similar type, yield and maturity.

      Under the procedures which the Trustees have adopted in connection with the valuation of the fund's securities using the amortized cost method, the fund, through its Custodian, conducts weekly mark-to-market appraisals to compare its determination of Net Asset Value per share with the amortized cost-based Net Asset Value. In the event a deviation between the market value and the amortized cost value exceeds 0.10%, or if the Adviser believes the deviation may result in dilution or other unfair results to shareholders or investors, the Board of Trustees must be notified and daily mark-to-market appraisals will be conducted until the deviation falls below 0.10%. If the deviation from $1.00 per share exceeds 0.25% for the total market value of the fund, the Board of Trustees must be notified immediately. If the deviation from the amortized cost value per share exceeds 0.30%, the Board of Trustees must be notified and may consider taking remedial action. If the deviation from the amortized cost value per share exceeds 0.50%, the Board of Trustees will take such action as it deems appropriate to eliminate or reduce any material dilution of shares or other unfair results to shareholders or investors, including without limitation: redeeming shares in kind; selling securities prior to maturity to realize capital gains or losses or to shorten the average maturity of the fund; withholding dividends or payment of distributions; determining Net Asset Value per share utilizing market quotations or equivalents; reducing or increasing the number of shares outstanding on a pro rata basis; offsetting each shareholder's pro rata portion of the deviation from their accrued dividend account or from future dividends; or some combination of the foregoing.

      Working Assets Money Market Fund also limits its investments, including repurchase agreements, to those U.S. Dollar-denominated securities which the Adviser determines to present minimal credit risks to the fund, which are First Tier Securities and which meet the maturity and diversification requirements set forth in Rule 2a-7 and included herein (see pages __-__ above).

TAX MATTERS

TAXATION OF THE FUNDS

      FEDERAL TAXES. Each of our funds is treated as a separate entity for federal tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Further, each of the funds has elected to be treated and intends to qualify as a "regulated investment company" under Subchapter M of the Code. We plan to continue this election in the future for all of the funds. As a regulated investment company, each fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. If a fund should fail to qualify as a regulated investment company in any year, the fund would incur federal income taxes upon its taxable income and distributions from the fund would generally be taxable as ordinary dividend income to shareholders.

      FOREIGN TAXES. Although we do not expect the funds will pay any federal income or excise taxes, investment income received by a fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a fund to a reduced rate of tax or an exemption from tax on foreign income; the funds intend to qualify for treaty reduced rates where available. It is not possible, however, to determine any fund's effective rate of foreign tax in advance, since the amount of a fund's assets to be invested within various countries is not known.

      Except in the case of the Global Equity Fund, we do not expect that any fund which incurs foreign income taxes to be able to pass through to shareholders foreign tax credits with respect to such foreign taxes. If the Global Equity Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, it may elect to "pass through" to its shareholders foreign income taxes paid. If the Global Equity Fund so elects, its shareholders will be required to treat their pro rata portions of the foreign income taxes paid by the fund as part of the amounts distributed by them from the fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If the Global Equity Fund does not qualify or elect to "pass through" to its shareholders foreign income taxes that it pays, shareholders will not be able to claim any deduction or credit for any part of such taxes.

      MASSACHUSETTS TAXES. As long as a fund maintains its status as a regulated investment company under the Code and distributes all of its income, the fund will not be required to pay any Massachusetts income or excise tax.

TAXATION OF SHAREHOLDERS

      TAXATION OF DISTRIBUTIONS. Shareholders of a fund will generally have to pay federal income taxes on the dividends and capital gain distributions they receive from the fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

      DIVIDENDS-RECEIVED DEDUCTION. For each of the funds other than Working Assets Money Market Fund and the Citizens Income Fund, a portion of any ordinary income dividends is normally eligible for the dividends received deduction for corporations if the recipient otherwise qualified for that deduction with respect to its holding of a fund's shares. Availability of the deduction to particular corporate shareholders is subject to certain limitations and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Since the investment income of the Working Assets Money Market Fund and the Citizens Income Fund is derived from interest rather than dividends, no portion of the dividends received from these funds will be eligible for the dividends received deduction. Moreover, the portion of any fund's dividends that is derived from investments in foreign corporations will not qualify for such deduction.

      "BUYING A DIVIDEND." Any dividend or distribution from a fund other than the Working Assets Money Market Fund will have the effect of reducing the per share Net Asset Value of shares in the fund by the amount of the dividend or distribution. Shareholders purchasing shares in such a fund shortly before the record date of any taxable dividend or other distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

      SPECIAL CONSIDERATIONS FOR NON-U.S. PERSONS. Dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at the rate of 30%. The funds intend to withhold U.S. federal income tax at the rate of 30% (or at such lower rate as may be permitted under an applicable treaty) on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims. Distributions from a fund to a Non-U.S. Person also may be subject to tax under the laws of the Non-U.S. Person's jurisdiction.

      BACKUP WITHHOLDING. The funds are required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and (except in the case of the Working Assets Money Market Fund) redemption proceeds paid to any shareholder (including a Non-U.S. Person) who does not furnish to the fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding applicable to Non-U.S. Persons.

      DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of a fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of the shares in a fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon disposition of shares may also be disallowed under the rules relating to wash sales.

EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

      CERTAIN DEBT INSTRUMENTS. An investment by a fund in certain stripped securities and certain securities purchased at a market discount will cause the fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the fund, the fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund.

      OPTIONS, ETC. A fund's transactions in options, futures and forward contracts will be subject to special tax rules that may affect the amount, timing and character of fund income and distributions to shareholders. For example, certain positions held by a fund on the last business day of each taxable year will be marked to market (e.g., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles", and may be subject to special tax rules that would cause deferral of fund losses, adjustments in the holding periods of fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of the Code.

      FOREIGN INVESTMENTS. Special tax considerations apply with respect to foreign investments of those funds which permit such investments. For example, foreign exchange gains and losses realized by a fund generally will be treated as ordinary income or loss. Use of non-U.S. currencies for non-hedging purposes and investments by a fund in "passive foreign investment companies" may have to be limited in order to avoid a tax on a fund. A fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the fund, the fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional gain or loss to the fund.

      The foregoing is limited to a discussion of federal taxation. It should not be viewed as a comprehensive discussion of the items referred to nor as covering all provisions relevant to investors. Dividends and distributions may also be subject to state or local taxes. Shareholders should consult their own tax advisers for additional details on their particular tax status.

HOW WE CALCULATE PERFORMANCE

      All performance reported in advertisements is historical and not intended to indicate future returns.

      From time to time the "yield" and "compounded effective yield" of our funds may be published in advertisements and sales material. For the Citizens Income Fund the yield is usually reported over a 30 day period, whereas for the Working Assets Money Market Fund the yield is quoted over a seven day period.

      CITIZENS INCOME FUND'S YIELD
      To calculate the Citizens Income Fund's yield, we start with net investment income per share for the most recent 30 days and divide it by the maximum offering price per share on the 30th day, then annualize the result assuming a semi-annual compounding.

      The yield quotation for the Citizens Income Fund is based on the annualized net investment income per share of the fund over a 30-day (or one-month) period. The yield is calculated by dividing the net investment income per share of the fund earned during the period by the public offering price per share of the fund on the last day of that period. The resulting figure is then annualized. Net investment income per share is determined by dividing (i) the dividends and interest earned by the fund during the period, minus accrued expenses for the period, by (ii) the average number of the fund's shares entitled to receive dividends during the period multiplied by the public offering price per share on the last day of the period. Income is calculated for the purposes of yield calculations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are generally excluded from the calculation as these are reflected in the fund's Net Asset Value per share. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The Citizens Income Fund's yield is calculated according to the following SEC formula:

Yield = 2[ (a-b + 1)6 - 1]
        -------------
             cd
 where:
a = interest earned during the period
b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive income distributions d = the maximum offering price per share on the last day of the period

      WORKING ASSETS MONEY MARKET FUND'S YIELD
      Every business day, the Working Assets Money Market Fund quotes a "7-day yield" and a "7-day effective yield." To calculate the 7-day yield, we take the fund's net investment income per share for the most recent 7 days, annualize it and then divide by the fund's Net Asset Value per share (expected always to be $1.00) to get a percentage. The "effective yield" assumes you have reinvested your dividends.

      The current yield of the Working Assets Money Market Fund for a specific period of time is calculated based on a hypothetical account containing exactly one share at the beginning of the period. The net change in the value of the account during the period is determined by subtracting this beginning value from the value of the account at the end of the period including a hypothetical charge reflecting deductions from shareholder accounts. Capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation) are excluded from the calculation. Because the change will not reflect any capital changes, the dividends used in the yield computation may not be the same as the dividends actually declared. The dividends used in the yield calculation will be those which would have been declared if there had been no capital changes included in a fund's actual dividends. The net change in the account value is then divided by the value of the account at the beginning of the period and the resulting figure is called the "base period return." The base period return is then multiplied by (365/7) for a seven day effective yield with the resulting yield figure carried to the nearest hundredth of one percent.

      Compounded effective yield, which may be quoted for the Working Assets Money Market Fund, is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. This is accomplished by annualizing the base period return and assuming that dividends earned are reinvested daily. Compounded effective yield is calculated by adding 1 to the base period return (which is derived in the same manner as discussed above) raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

The formula for effective yield is:
[(base period return + 1) 365/7 - 1]

      Compounded effective yield information is useful to investors in reviewing the performance of the Working Assets Money Market Fund since the yield is calculated on the same basis as those of other money market funds. However, shareholders should take a number of factors into account in using the fund's yield information as a basis for comparison with other investments.

      Since the Working Assets Money Market Fund is invested in short-term money market instruments, our yield will fluctuate with money market rates. Therefore, the compounded effective yield is not an indication of future yields. Other investment alternatives such as savings certificates provide a fixed yield if held full term, but there may be penalties if redeemed before maturity, whereas there is no penalty for withdrawal at any time in the case of our funds.

      Current yield and effective yield, which are calculated according to a formula prescribed by the SEC, are not indicative of the amounts that actually may be paid to our shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is computed by dividing the total amount of dividends per share we paid during the past twelve months by a current maximum offering price. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a major change in investment policies, it might be appropriate to annualize the dividends paid over the period such policies were in effect, rather than using the dividends during the past twelve months. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from additional sources (i.e., sources other than dividends and interest, such as short-term capital gains), and is calculated over a different period of time.

      The following table sets forth various measures of performance for certain classes of the funds as of June 30, 1999:

        FUND                          7-DAY YIELD    EFFECTIVE YIELD     30-DAY YIELD

Working Assets Money Market Fund
(Standard shares)                        ____              ____              N/A

Working Assets Money Market Fund
(Institutional Class shares)             ____              ____              N/A

Citizens Income Fund                     N/A               N/A               ____


TOTAL RETURN AND OTHER QUOTATIONS

      We can express investment results for our four equity funds and the Citizens Income Fund in terms of "total return." Total return refers to the total change in value of an investment in the fund over a specified period.

      In calculating the total return of a class of shares of a fund, we start with the total number of shares of the fund you can buy for $1,000 at the beginning of the period. We then add all the additional shares you would have purchased within the period with reinvested dividends and distributions (this takes into account the particular fund's income, if any). Finally, we multiply the number of these shares by the Net Asset Value on the last day of the period and divide the result by the initial $1,000 investment to see the fund's percentage gain or loss. For periods of more than one year, we adjust the cumulative total return to get an average annual total return.

These figures will be calculated according to the SEC formula:
P(1 + T)n = ERV
where:
P = A hypothetical initial payment of $1,000.
T = Average annual total return.
n = Number of years.
ERV = Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion).

      For the period ended June 30, 1999 certain classes of the funds had the following performance:

                                                                                     HYPOTHETICAL
                                                                                      INVESTMENT
                                                5 YEAR         AVERAGE ANNUAL      RETURN ON $1,000
                           ONE YEAR         AVERAGE ANNUAL      TOTAL RETURN            FOR THE
        FUND             TOTAL RETURN        TOTAL RETURN     SINCE INCEPTION       ONE YEAR PERIOD
Citizens Income Fund                                                 ____
                             ____                ____              (6/10/92)             ____

Citizens Emerging                                                    ____
Growth Fund                  ____                ____              (2/8/94)              ____

Citizens Global                                                      ____
Equity Fund                  ____                ____              (2/8/94)              ____

Citizens Index Fund
(Standard shares)                                                    ____
                             ____                 N/A              (3/3/95)              ____

Citizens Index Fund
(Institutional Class                                                 ____
shares)                      ____                 N/A              (1/25/96)             ____


      When we quote a fund's yield or total return we are referring to its past results and not predicting the fund's future performance. We quote total return for the most recent one year period as well as average annual total return for the most recent five- and ten-year periods, or from the time when we first offered shares, whichever is shorter. Sometimes we advertise a fund's actual return quotations for annual or quarterly periods or quote cumulative return for various periods. When we do this, we also always present the standardized total return quotations at the same time.

      When we quote investment results, we sometimes will compare them to unmanaged market indices such as the Dow Jones Industrial Average, Standard & Poor's 500 ("S&P 500") Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, Financial Times World Index, Lehman Government/Corporate Intermediate Index and the Russell 2000, as well as other data and rankings from recognized independent publishers or sources such as Morningstar, Inc., Lipper, Inc., IBC's Money Fund Report, Bloomberg Magazine, Money Magazine, Mutual Funds Magazine, Kiplinger's Personal Finance Magazine, Worth Magazine, Your Money Magazine, Smart Money Magazine, Forbes Magazine, Fortune Magazine, Co-Op America Quarterly, The Green Money Journal and others.

FINANCIAL STATEMENTS

      The following financial statements of Citizens Funds and the opinion of its independent auditors, included in the Annual Report to the shareholders for the year ended June 30, 1999 are incorporated herein by reference and are provided to each person to whom the Statement of Additional Information is sent or given:

Statement of Investments - June 30, 1999 Statement of Assets and Liabilities - June 30, 1999
Statement of Operations for the year ended - June 30, 1999
Statement of Changes in Net Assets for the years ended June 30, 1998 and 1999 Financial Highlights for the years ended June 30, 1995, 1996, 1997, 1998 and 1999
Notes to Financial Statements
Report of Independent Certified Public Accountants

APPENDIX A: DESCRIPTION OF RATINGS

      DESCRIPTION OF BOND RATINGS
      We use the ratings provided by national rating services as one of several indicators of the investment quality of fixed income securities. The following is a description of the ratings of the three services we use most frequently. When considering any rating, it is important to remember that the ratings of Moody's, Standard & Poor's and Fitch IBCA represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments with the same maturity and coupon with different ratings may have the same yield.

MOODY'S

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

RATING REFINEMENTS: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.


STANDARD & POOR'S LONG-TERM ISSUE CREDIT RATINGS

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC AND C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The rating C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.


FITCH IBCA INTERNATIONAL LONG-TERM CREDIT RATINGS

AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. The capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

PLUS (+) OR MINUS (-): Plus and minus signs may be appended to a rating to denote relative status within the major rating categories. Such suffixes are not added to the "AAA" long-term rating category.

MOODY'S SHORT-TERM PRIME RATING SYSTEM--TAXABLE DEBT & DEPOSITS GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. The obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

   o Leading market positions in well-established industries.
   o High rates of return on funds employed.
   o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
   o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
   o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protections measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

NOTE: Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuers whose securities or debt obligations you consider buying or selling.

STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

Standard & Poor's short-term issue credit ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded as follows:

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period had not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PART C: OTHER INFORMATION

Item 23   Exhibits

           (a) Declaration of Trust*****
           (b) By-Laws*
           (c) N/A
           (d) Management Agreement:
               (1) Management Agreement*****
               (2) Renewal of Management Agreement
               (3) Form of Sub-Investment Advisory Agreement**
               (4) Amended Sub-Investment Advisory Agreement****
           (e) Distribution Agreement
           (f) N/A
           (g) Custodian Contract:
               (1) Custodian Contract***
               (2) Form of Letter Agreement adding Citizens Small Cap Index
                   Fund to the Custodian Contract******
           (h) Other Material Contracts:
               (1) Administrative and Shareholder Services Agreement
               (2) Expense Reimbursement Agreement
           (i) Form of Opinion and Consent of Counsel as to the legality of the securities being registered
           (j) N/A
           (k) N/A
           (l) N/A
           (m) Rule 12b-1 Distribution Plan
           (n) N/A
           (o) Rule 18f-3 Plan
           (p) Powers of attorney **** and ******

* Incorporated by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on October 7, 1997.

** Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on June 21, 1996.

*** Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on September 27, 1996.

**** Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on December 11, 1997.

***** Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on August 28, 1998.

****** Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement (File No. 2-80886), as filed with the Securities and Exchange Commission on April 15, 1999.

Item 24.  Persons Controlled by or under Common Control with the Fund

          o See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships.
          o  Citizens Funds is a Massachusetts business trust.
          o Citizens Advisers, Inc., the investment adviser to the Registrant, is a California corporation, which also controls the distributor of the Registrant, Citizens Securities, Inc., which is also a California corporation.

Item 25.  Indemnification

          Article Seventh of the Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Citizens Funds participates in a group liability policy under which it and its trustees, officers and affiliated persons, the adviser and the distributor are insured against certain liabilities.

Item 26.  Business and other Connections of Investment Adviser

          Other businesses, professions, vocations, or employment of a substantial nature in which each director or principal officer of Citizens Advisers, Inc. is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:


Name and Position                       Connection with and
With Investment Adviser                 Name of Other Company

John L. Shields,                        Trustee, Citizens Funds
President, CEO                          President, Citizens Securities, Inc.
                                        Senior Consultant, Cerulli Associates (1995 to 1998)


Sophia Collier,                         Trustee, Citizens Funds
Chair of Board                          President, Citizens Funds and
                                          Citizens Advisers, Inc. (1991 to 1998)


                                        President, Northpoint Technology, LTD
                                        President, NPT, Inc.

John P. Dunfey,                         Chairman and Director, Dunfey Brothers Capital Group
Partner                                 President, Treasurer & Director, DA-TRIAD, Inc.
                                        Trustee and Governor, Dana-Farber Cancer Inst., Boston
                                        Chair, Human Rights Project, Inc.
                                        Chair, New England Circle, Inc.
                                        Director, International League for Human Rights, NY

Robert J. Dunfey, Sr.                   Treasurer & Founding Director, Dunfey Brothers Capital
Partner                                   Group
                                        Trustee, the Jackson Laboratory, Bar Harbor, Maine
                                        Past Director, KeyBank of Maine
                                        Trustee, University of Maine System
                                        Treasurer and Director, New England Circle, Inc.
                                        Director, American Ireland Fund, Boston
                                        Founder & Honorary Director, Susan L. Curtis
                                          Foundation, Portland, Maine

Gerald Dunfey,                          Vice President & Founding Director, Dunfey Brothers
Partner                                   Capital Group
                                        Director, DA-TRIAD, Inc.
                                        President, New England Circle, Inc.
                                        Director, Martin Luther King Center for Nonviolent Social
                                          Change
                                        Board of Advisors, Fund for a Free South Africa
                                        Board of Incorporators, Joslin Diabetes Center

William Hart,                           Director, SIS Bank, Springfield, MA
Partner                                 Director, Blue Cross/Blue Shield of NH
                                        President, Dunfey Brothers Capital Group
                                        Director, DA-TRIAD, Inc.
                                        Director, National Trust for Historic Preservation
                                        Director, American Academy in Rome
                                        Director, Currier Gallery of Art
                                        Director, Berwick Academy, Berwick, Maine

Item 27.  Principal Underwriters

          a  Not applicable.
          b John L. Shields, 230 Commerce Way, Suite 300, Portsmouth, NH, is the President of Citizens Funds' distributor, Citizens Securities, Inc.
          c  Not applicable.

Item 28.  Location of Accounts and Records

          The accounts, books and other documents required to be maintained by
          Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that act are kept at Citizens Funds' Transfer and Dividend Distributing Agent, PFPC, Inc., 400 Bellevue Pkwy., Wilmington, DE 19808, and at Citizens Funds' Custodian and Fund Accounting Agent, State Street Bank and Trust, One Heritage Drive, North Quincy, MA 02171.

Item 29.  Management Services

          Not applicable.

Item 30.  Undertakings

          Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portsmouth and State of New Hampshire on the 29th day of June, 1999.

                                        CITIZENS FUNDS

                                        By  /s/  Joseph F. Keefe
                                            ---------------------------
                                            Joseph F. Keefe, Secretary


    /s/  John L. Shields
------------------------------          Trustee, President,
    (John L. Shields)                   Principal Executive,
                                        Financial and
                                        Accounting Officer

    Azie Taylor Morton*
------------------------------          Trustee
    (Azie Taylor Morton)

    William Glenn*
------------------------------          Trustee
    (William Glenn)

    Ada Sanchez*
------------------------------          Trustee
    (Ada Sanchez)

    Sophia Collier*
------------------------------          Trustee
    (Sophia Collier)

    Juliana Eades*
------------------------------          Trustee
    (Juliana Eades)

    Lokelani Devone*
------------------------------          Trustee
    (Lokelani Devone )

    Robert B. Reich*
------------------------------          Trustee
    (Robert B. Reich)

    Mitchell Johnson*
------------------------------          Trustee
    (Mitchell Johnson)

*   By Joseph F. Keefe   Attorney in Fact        /s/  Joseph F. Keefe
                                                ---------------------------


See Powers of Attorney incorporated by reference as exhibits hereto.

                                 EXHIBIT INDEX


           (d) Management Agreement:
               (2) Renewal of Management Agreement
           (e) Distribution Agreement
           (h) Other Material Contracts:
               (1) Administrative and Shareholder Services Agreement
               (2) Expense Reimbursement Agreement
           (i) Form of Opinion and Consent of Counsel as to the legality of the securities being registered
           (m) Rule 12b-1 Distribution Plan
           (o) Rule 18f-3 Plan